Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 54	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

690 Taylor Road

Suite 210

Gahanna, Ohio 43230

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 416-9045

Dina A. Tantra

690 Taylor Road

Suite 210

Gahanna, Ohio 43230

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On (January 28, 2017) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

Institutional Shares (TICKER: JOEMX)

Class I Shares (TICKER: JOEIX)

Class II Shares (TICKER: JOEAX)

JOHCM GLOBAL EQUITY FUND

Institutional Shares (TICKER: JOGIX)

Class I Shares (Ticker: JOGEX)

Class II Shares (Ticker: JOGAX) Not currently offered

JOHCM INTERNATIONAL SELECT FUND

Class I Shares (TICKER: JOHIX)

Class II Shares (TICKER: JOHAX)

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

Institutional Shares (Ticker: JOSMX)

Class I Shares (Ticker: JOISX)

Class II Shares (Ticker: JOSAX)

JOHCM ASIA EX-JAPAN EQUITY FUND

Institutional Shares (TICKER: JOAMX)

Class I Shares (TICKER: JOAIX)

Class II Shares (TICKER: JOAAX)

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JOMMX)

Class I Shares (TICKER: JOMEX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

JOHCM US SMALL MID CAP EQUITY FUND

Institutional Shares (TICKER: JODMX)

Class I Shares (Ticker: JODIX)

Class II Shares (TICKER:            ) Not currently offered

Class III Shares (TICKER:            ) Not currently offered

JOHCM INTERNATIONAL OPPORTUNITIES FUND

Institutional Shares (TICKER: JOPSX)

Class I Shares (TICKER:            ) Not currently offered

Class II Shares (TICKER:            ) Not currently offered

PROSPECTUS DATED JANUARY 28, 2017

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHCM Emerging Markets Opportunities Fund

JOHCM Global Equity Fund

JOHCM International Select Fund

JOHCM International Small Cap Equity Fund

JOHCM Asia Ex-Japan Equity Fund

JOHCM US Small Mid Cap Equity Fund

JOHCM Emerging Markets Small Mid Cap Equity Fund

JOHCM International Opportunities Fund

Series of the Advisers Investment Trust

FUND SUMMARY

JOHCM Emerging Markets Opportunities Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[2]	1.29%	1.39%	1.54%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$131	$409	$708	$1,556
Class I Shares	$142	$440	$761	$1,669
Class II Shares	$157	$486	$839	$1,834

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 40.75% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal conditions, at least 80% of its assets in equity securities of companies listed in, or whose principal business activities are located in, emerging markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights and warrants. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in emerging market companies of any size, including small and mid-capitalization companies in order to achieve its objective.

The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets. In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are instruments issued by registered foreign institutional investors, usually non-U.S. based foreign brokers and domestic institutional brokers, to overseas investors who wish to invest in the Indian stock market without themselves registering with the Securities and Exchange Board of India.

The Fund’s investment style can be considered as growth at a reasonable price (GARP). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments in the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals (for example, a company’s revenues, earnings or management) and fit with the Adviser’s top-down country views within the emerging markets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Participatory Notes Risk. P-notes, in which the Fund may invest, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information

The Fund commenced operations upon the reorganization of the JOHCM Emerging Markets Opportunities Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Class Shares only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for year ended December 31

Best Quarter:	09/30/16	10.55%
Worst Quarter:	09/30/15	(17.04)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (7.56)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	4.49%	0.91%
Institutional Class Shares – After Taxes on Distributions	4.50%	(0.01)%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	2.94%	0.45%

Morgan Stanley Capital International Emerging Markets NR Index (reflects no deductions for fees, expenses or taxes)	11.20%	(0.68)%

Class I – Before Taxes	4.44%	0.86%
Class II – Before Taxes	4.25%	0.72%

*	The Institutional Class Shares and Class I Shares of the JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012. Class II Shares commenced operations on December 17, 2013. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares, the share class most similar to Class II. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

James Syme, CFA Senior Fund Manager Length of Service: Since 2013	Paul Wimborne Senior Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Global Equity Fund

(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares – Information Regarding Purchases of the JOHCM Global Equity Fund” on page 48 for more information.)

Investment Objective

The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses[1]	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.10%	1.20%	1.35%
Fee Waivers and Reimbursements[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.08%	1.18%	1.33%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.08%, 1.18% and 1.33% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$110	$348	$604	$1,338
Class I Shares	$120	$379	$658	$1,453
Class II Shares	$135	$426	$737	$1,622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 124.32% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and foreign companies. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights and warrants. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. However, the Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S and foreign companies of any size, including small and mid-capitalization companies.

The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information

The Fund commenced operations upon the reorganization of the JOHCM Global Equity Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Class Shares only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for year ended December 31

Best Quarter:	03/31/15	8.37%
Worst Quarter:	09/30/15	(14.28)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (5.66)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	2.31%	6.97%
Institutional Class Shares – After Taxes on Distributions	2.33%	6.93%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	1.47%	5.44%

Morgan Stanley Capital International ACWI Index (reflects no deductions for fees, expenses or taxes)	7.86%	6.62%

Class I – Before Taxes	2.29%	6.91%

*	The Institutional Class Shares and Class I Shares of the JOHCM Global Equity Fund commenced operations on March 22, 2013. Class II Shares have not commenced operations.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2013	Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM International Select Fund

(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares – Information Regarding Purchases of the JOHCM International Select Fund” on page 48 for more information.)

Investment Objective

The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.89%	0.89%
Distribution (Rule 12b-1) fees	None	0.25%
Other Expenses[1]	0.12%	0.14%
Total Annual Fund Operating Expenses[2]	1.01%	1.28%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation, and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.05% and 1.30% for Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation, and indemnification expenses , expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated at any time by the Board of Trustees and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Class I Shares	$103	$322	$558	$1,236
Class II Shares	$130	$406	$702	$1,545

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.37% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights and warrants.

The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international stocks.

Performance Information

The Fund commenced operations upon the reorganization of the JOHCM International Select Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I only and will vary for Class II Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Class I for years ended December 31

Best Quarter:	9/30/10	20.80%
Worst Quarter:	9/30/11	(21.01)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (6.25)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	5 Year	Since Inception*
Class I Shares – Before Taxes	5.20%	11.16%	9.82%
Class I Shares – After Taxes on Distributions	5.14%	10.92%	9.65%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares	3.21%	8.97%	8.03%

Morgan Stanley Capital International EAFE Index (reflects no deductions for fees, expenses or taxes)	1.01%	6.54%	5.55%

Class II – Before Taxes	4.87%	10.88%	9.59%

*	While Class I Shares of the JOHCM International Select Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010. Historical performance for Class II Shares prior to its inceptions is based on the performance of Class I Shares. The performance of Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2009	Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2009

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw money from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM International Small Cap Equity Fund

Investment Objective

The investment objective of the JOHCM International Small Cap Equity Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses[1]	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.28%	1.38%	1.53%
Fee Waivers and Reimbursements[2]	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.24%	1.34%	1.49%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.24%, 1.34% and 1.49% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$126	$402	$698	$1,542
Class I Shares	$136	$433	$751	$1,654
Class II Shares	$152	$479	$830	$1,820

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.39% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests at least 80% of its assets in equity securities such as common stocks, preferred stock, rights and warrants issued by small companies that are based outside the United States, including companies in emerging and frontier as well as in developed markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. The Fund may also invest up to 20% of the value of its assets in fixed income securities. Under normal circumstances, the Fund will hold 70-80 investments across 12 countries.

Small cap companies are defined as companies with market capitalizations at the time of purchase below $2 billion or in the range of those market capitalizations of companies included in the MSCI Small Cap Index at the time of purchase. The capitalization range of the MSCI Small Cap Index is between $46 million and $8.9 billion as of December 30, 2016. The size of the companies included in the MSCI Small Cap Index will change with market conditions. Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Fund also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. If the Fund continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$2 billion, it may continue to treat them as small companies for the purposes of the 80% requirement. However, the Fund will generally initiate the sale of securities whose market capitalization grows to exceed US$5 billion.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small cap stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international small capitalization stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	9/30/16	6.51%
Worst Quarter:	9/30/15	(9.30)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (1.59)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	6.63%	2.37%
Institutional Class Shares – After Taxes on Distributions	6.50%	2.12%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	4.24%	1.88%

Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses or taxes)	3.91%	2.01%

Class I – Before Taxes	6.48%	2.30%
Class II – Before Taxes	6.29%	2.10%

*	The Institutional Class Shares of the JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013. Class II Shares commenced operations on November 18, 2013 and Class I Shares commenced operations on January 2, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Robert Cresci Senior Fund Manager Length of Service: Since 2013

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw money from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Asia ex-Japan Equity Fund

Investment Objective

The investment objective of the JOHCM Asia ex-Japan Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.09%	1.09%	1.09%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses[1]	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.31%	1.41%	1.56%
Fee Waivers and Reimbursements[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.29%	1.39%	1.54%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$131	$413	$716	$1,577
Class I Shares	$142	$444	$769	$1,689
Class II Shares	$157	$491	$848	$1,855

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.68% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests at least 80% of its assets in equity securities of companies located in the Asia (excluding Japan) region (“Asia (ex-Japan)”). Shareholders will be given 60 days’ advance notice of any change to this policy. A company is generally considered to be an Asia (ex-Japan) company if, as determined by the Adviser, (i) it is organized under the laws of, or has its principal place of business or principal office in a country of the Asia (ex-Japan) region; (ii) it has its principal securities trading market in a country in Asia (excluding Japan); (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia (excluding Japan); or (iv) issues securities denominated in the currency of a country in Asia (excluding Japan). Countries included in the Asia (ex-Japan) region include, among others, Bangladesh, China, Hong Kong, India, Indonesia, Malaysia, Mauritius, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock, rights, warrants and depositary receipts. The Fund will generally invest in equity securities of companies which have a market capitalization at the time of purchase of greater than US $500 million. The Fund may also hold stocks of companies with market capitalizations of greater than US $10 billion.

The Fund invests the majority of its assets in high quality, growth companies that have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. A smaller portion of the portfolio may be invested in value companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels.

The investment process is focused on identifying and owning Quality, Long-term Sustainable Growth (QLSG) companies, which are businesses that can sustainably grow over economic and liquidity cycles. The investment process will be driven by fundamental bottom-up stock selection, with an overlay of top-down macro, country and sector analysis. The adviser applies a fundamental bottom-up analysis in its stock selection, focusing on a particular investment opportunity or small set of opportunities, and reviews various information sources such as financial statements, company announcements and disclosures, and economic and industry reports to determine which investments are appropriate for the Fund. This analysis is augmented with a top-down macro overlay that first considers the condition of the market as a whole and then strategically focuses the analysis by country and, ultimately, by sector. Decisions will be based on a screening process based on rigorous research that takes into account the fundamentals, future prospects and current valuations of companies. There is a continuous effort on meeting or speaking with the management of relevant companies to evaluate business models and determine business trends.

Although the Fund will primarily invest directly in Asia (ex-Japan) equity securities, the Fund may from time to time invest in equity securities of companies domiciled or exercising the predominant part of their economic activities in Australia and New Zealand as well. These are developed markets, with increasing linkages to the Asian region. The investments in Australia and New Zealand will not exceed 15% of the of the Fund’s assets.

The Fund may hedge the portfolio by selling listed equity index futures of the markets that the Fund invests in, but this will be purely for the purposes of hedging or downside protection and will not exceed 25% of the Fund’s assets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. It is unlikely that stock exchanges in certain of the emerging markets will, in the foreseeable future, offer the liquidity available in more developed securities markets. This lack of liquidity and efficiency may mean that from time to time the Adviser may experience difficulty in purchasing or selling holdings of securities.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small capitalization stocks may be more volatile than those of larger companies. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Value Investing Risk. The Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	09/30/16	13.71%
Worst Quarter:	12/31/16	(12.03)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (12.03)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	2.21%	(0.30)%
Institutional Class Shares – After Taxes on Distributions	2.22%	(0.34)%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	1.54%	(0.16)%

Morgan Stanley Capital International All Country Asia ex Japan Index (reflects no deductions for fees, expenses or taxes)	5.44%	0.65%

Class I – Before Taxes	2.12%	(0.34)%
Class II – Before Taxes	1.96%	(0.54)%

*	The Institutional Class Shares of the JOHCM Asia Ex-Japan Equity Fund commenced operations on March 28, 2014. Class I and II Shares commenced operations on June 26, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Samir Mehta, CFA Senior Fund Manager Length of Service: Since 2014	Cho-Yu Kooi, CFA Senior Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM Emerging Markets Small Mid Cap Equity Fund

Investment Objective

The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.30%	1.30%	1.30%	1.30%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%	0.50%
Other Expenses[1]	3.33%	3.33%	3.33%	3.33%
Total Annual Fund Operating Expenses	4.63%	4.73%	4.88%	5.13%
Fee Waivers and Reimbursements[2]	(3.09%)	(3.09%)	(3.09%)	(3.09%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.54%	1.64%	1.79%	2.04%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.54%, 1.64%, 1.79% and 2.04% for Institutional Shares, Class I Shares, Class II and Class III Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$157	$1,118	$2,087	$4,540
Class I Shares	$167	$1,147	$2,133	$4,621
Class II Shares	$182	$1,190	$2,201	$4,739
Class III Shares	$207	$1,262	$2,314	$4,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162.74% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are listed in, or whose principal business activities are located in, emerging markets, including frontier markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights and warrants. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid and less developed than emerging markets.

Small and mid-capitalization companies in emerging market countries are generally defined as companies with market capitalizations at the time of purchase below US$5 billion or in the range of those market capitalizations of companies included in the MSCI Emerging Markets Small Cap NR Index at the time of purchase. The MSCI Emerging Markets Small Cap NR Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap NR Index is between $0 and $2.2 billion as of December 30, 2016. The size of the companies included in the Index will change with market conditions. If the Fund continues to hold securities of small and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed US$5 billion, it may continue to treat them as small or mid-capitalization companies for the purposes of the 80% requirement.

The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign, Emerging Markets and Frontier Risk. Investing in non-U.S. markets securities poses additional market risks because political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Some emerging market countries may experience low or slowing growth rates, high inflation, unstable financial institutions, governmental controls and investment restrictions. These risks are magnified in frontier countries, which generally have smaller economies or less developed capital markets than traditional emerging market countries.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	03/31/15	9.12%
Worst Quarter:	09/30/15	(17.55)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was (7.64)%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	8.26%	6.46%
Institutional Class Shares – After Taxes on Distributions	7.56%	5.20%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	4.95%	4.45%

MSCI Emerging Markets Small Cap NR Index (reflects no deductions for fees, expenses or taxes)	2.26%	(0.78)%

Class I – Before Taxes	8.11%	6.34%

*	The Institutional Class of the JOHCM Emerging Markets Small Mid Cap Equity Fund commenced operations on December 17, 2014. Class I Shares commenced operations on January 28, 2016. Historical performance for Class I Shares prior to its inception is based on the performance of the Institutional Class Shares. The performance of Class I Shares has been adjusted to reflect differences in expenses.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Emery Brewer Senior Fund Manager Length of Service: Since 2014	Dr. Ivo Kovachev Senior Fund Manager Length of Service: Since 2014	Stephen Lew Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II	Class III
$1,000,000	No minimum	No minimum	No minimum

There is no minimum for additional investments

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM US Small Mid Cap Equity Fund

Investment Objective

The investment objective of the JOHCM US Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%	0.85%	0.85%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%	0.50%
Other Expenses[1]	2.89%	2.89%	2.89%	2.89%
Total Annual Fund Operating Expenses	3.74%	3.84%	3.99%	4.24%
Fee Waivers and Reimbursements[2]	(2.75%)	(2.75%)	(2.75%)	(2.75%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%	1.09%	1.24%	1.49%

[1]	“Other Expenses” have been restated to reflect current expenses.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.99%, 1.09%, 1.24% and 1.49% for Institutional Shares, Class I Shares, Class II, and Class III Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The operating expenses for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$101	$889	$1,697	$3,807
Class I Shares	$111	$918	$1,745	$3,895
Class II Shares	$126	$963	$1,816	$4,026
Class III Shares	$152	$1,036	$1,934	$4,239

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.08% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in U.S. equity securities with small and medium market capitalizations. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights and warrants. Small and medium capitalization companies generally are defined as companies with market capitalizations, at the time or purchase, below US $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The Russell 2500 Index is reconstituted annually each June. The capitalization range of the Russell 2500 Index is between $21.05 million and $18.82 billion as of December 30, 2016. The size of the companies included in the Index will change with market conditions.

The Fund may invest more than 25% of its total assets in one or more industry or group of industries provided the industry or group of industries represent 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. In no event may the Fund invest more than 35% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in exchange-traded funds (“ETFs) in order to “equitize” cash balances by gaining exposure to relevant equity markets. Cash is equitized when it is invested in instruments, such as ETFs, that expose it to the equity markets, and the returns possible in the equity markets, while maintaining the liquidity provided by cash.

The Adviser manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process. The Adviser uses a fundamental, bottom-up research approach to identify companies that the Adviser believes present the greatest investment opportunities. Bottom-up research utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate, among other things, the financial condition and management of a company, its industry, competitor analysis and the interrelationship of these variables over time. The Adviser may without limitation analyze financial data and other information sources and conduct company interviews. The Fund’s sector weightings are a residual consequence of this bottom-up stock picking process.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign Investment Risk. Investing in ADRs poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.

Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on small and mid-cap stocks.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for years ended December 31

Best Quarter:	12/31/16	6.95%
Worst Quarter:	09/30/15	(12.55)%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2016 was 6.95%.

Average Annual Total Returns for the Periods Ended December 31, 2016

	1 Year	Since Inception*
Institutional Class Shares – Before Taxes	15.18%	7.85%
Institutional Class Shares – After Taxes on Distributions	14.63%	6.87%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	9.06%	5.67%

Russell 2500 Index (reflects no deductions for fees, expenses or taxes)	17.60%	7.41%

Class I – Before Taxes	15.08%	7.76%

*	The Institutional Class and Class I Shares of the JOHCM US Small Mid Cap Equity Fund commenced operations on October 31, 2014.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Thorsten Becker Senior Fund Manager Length of Service: Since 2014	Arun Daniel Senior Fund Manager Length of Service: Since 2014	Vincent Rivers Senior Fund Manager Length of Service: Since 2014

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II	Class III
$1,000,000	No minimum	No minimum	No minimum

There is no minimum for additional investments.

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

JOHCM International Opportunities Fund

Investment Objective

The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term total return by investing in a concentrated portfolio of international equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees	None	0.10%	0.25%
Other Expenses[1]	7.86%	7.86%	7.86%
Total Annual Fund Operating Expenses	8.61%	8.71%	8.86%
Fee Waivers and Reimbursements[2]	(7.72%)	(7.72%)	(7.72%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.89%	0.99%	1.14%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]

J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years
Institutional Shares	$91	$1,819
Class I Shares	$101	$1,846
Class II Shares	$116	$1,886

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund was operational for only part of the most recent fiscal year. During the period September 29, 2016, commencement of operations, through September 30, 2016, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in foreign companies of any size, including small and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights and warrants. The Fund may also invest in equity related instruments, such as equity linked notes and participation notes, all of which derive their value from equities. Equity linked notes and participation notes will be securitized, freely transferable and the Fund will not be leveraged as a result of investing in them.

The Adviser aims to achieve above-average risk-adjusted equity returns, over the medium term period of three to five years. The Adviser believes this is best achieved by investing in a concentrated, benchmark agnostic portfolio of attractively valued high quality companies. Such companies have long term competitive advantages which allow intrinsic value to be estimated with confidence on the basis of their long term cash flows. The Adviser prioritizes companies that are able to reliably generate cash flow and reinvest it at high marginal returns in order to grow their intrinsic value. As a result they become more valuable over time.

A key risk to any investor is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore, the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms, with reference to their intrinsic value. At the same time, overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. Some P-notes may be considered illiquid.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Limited History of Operations. Although the Adviser manages other international and global investment portfolios, the Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information

Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Morgan Stanley Capital International EAFE Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Portfolio Management

Investment Adviser

The Fund’s adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Ben Leyland, CFA Senior Fund Manager Length of Service: Since 2006	Robert Lancastle, CFA Fund Manager Length of Service: Since 2012

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional	Class I	Class II
$1,000,000	No minimum	No minimum

There is no minimum for additional investments.

To Buy or Sell Shares: JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND DETAILS

Principal Investment Objectives and Strategies

Investment Objective

Each Fund, other than the JOHCM International Opportunities Fund, seeks long-term capital appreciation. The investment objective of the JOHCM International Opportunities Fund is to achieve long-term total return by investing in a concentrated portfolio of international equity securities.

Policies and Strategies

Each Fund’s investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.

Each Fund, except the JOHCM International Select Fund and the JOHCM International Opportunities Fund, has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is described in the Fund Summary section of this prospectus. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

The JOHCM Emerging Markets Opportunities Fund utilizes an investment style with a modest growth tilt (growth at a reasonable price or “GARP”) over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund also employs a combination of top-down and bottom-up research to assess potential investments for the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals and fit with the Adviser’s top-down country views within the emerging markets. The Fund will typically own between 40 and 60 companies that the Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.

The JOHCM Global Equity Fund and the JOHCM International Select Fund utilize GARP over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process. The Adviser considers a number of factors including growth, valuation, size momentum and beta. The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered and the interrelationship of these variables over time. The Adviser may without limitation analyze financial data and other information sources and conduct company interviews. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

The JOHCM International Small Cap Equity Fund utilizes a bottom-up, business-focused approach based on careful study of individual companies and their competitive dynamics of the industries in which they participate. The process consists of four stages: (1) initial quantitative screens to identify companies for qualification and further research; (2) intensive research into the businesses of qualified candidates; (3) valuation of securities of potential investments; and (4) construction of a diversified portfolio from the most promising opportunities. The Fund invests in equity securities of small companies based in developed markets outside the U.S. as well as established companies in emerging and frontier markets. The Adviser undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing and strongly competitive and whose shares are underpriced relative to their intrinsic value. To reduce its volatility, the Fund is diversified across dimensions of geography, industry, currency and market capitalization.

The Fund will normally invest broadly in equity securities, such as common stocks, preferred stocks, rights and warrants of small capitalization companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.

Companies suitable for investment have the following characteristics (1) good prospects for near- and long-term growth in sales, earnings and dividends; (2) high-quality management, with a proven record of success and respect for interests of shareholders; (3) financial strength, in terms of free cash flow and available borrowing capacity; and (4) durable competitive advantages that enable them to earn high margins that can be sustained over time.

The JOHCM Asia ex-Japan Equity Fund, under normal market conditions, will invest at least 80% of its assets in equity securities located in the Asia (ex-Japan) region.

The Fund may also gain exposure to Asia ex-Japan equity securities through investment in exchange traded funds, promissory notes, depositary receipts, equity related warrants and other instruments that have similar economic characteristics to equity securities such as participatory notes.

The Fund invests a portion of its assets in high quality, growth companies which have strong management teams who recognize the potential to boost returns for shareholders through efficient capital management. These core investments generally represent 75% to 80% of the Fund’s holdings. Because the Adviser understands that companies evolve over time, its research focus also includes value companies and cyclical companies that are restructuring or shifting to a more sustainable quality growth model and are trading at a book value significantly lower (often one standard deviation) than their historical levels. Investments in these companies will generally represent approximately 20% to 25% of the Fund’s holdings.

Currency management is incorporated within the stock selection decision. Currency movements will affect the underlying business performance of some of the companies in which the Advisor invests. These foreign exchange sensitivities are taken into consideration when the Advisor makes its earnings estimates and assesses the risk profile for any particular stock.

The JOHCM Emerging Markets Small Mid Cap Equity Fund invests, under normal conditions, at least 80% of its assets in equity securities such as common stocks, preferred stock, rights and warrants issued by small and mid-capitalization companies that are based in emerging markets, including frontier markets. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Under normal circumstances, the Fund will hold securities of 70 to 120 companies with generally no more than 30% in any one country or sector. The Fund intends to compare its performance to the MSCI Emerging Markets Small Cap Index NR (net dividend reinvestment), but the Fund is managed with no restrictions in terms of regional or sector allocation versus the Index. The Fund will sell stocks at the point deemed appropriate by JOHCM regardless of market capitalization.

The Fund also may invest in securities of small capitalization developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets, although under normal circumstances not more than 20% of the Fund’s total assets will be invested in securities of developed markets companies.

Investments are predominantly in common stock, however, the Fund may also purchase depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and convertible and non-convertible preferred stock. The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. The Fund also may invest in physical currencies and spot and forward currency contracts.

JOHCM believes that all markets are subject to some inefficiency often driven by investors with short-term viewpoints. The Fund’s strategy seeks opportunities to take advantage of persistent company and industry trends that other managers with a shorter-term focus may miss. JOHCM builds the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process, but also considers top-down macroeconomic information in determining sector and country weightings in the portfolio.

Utilizing a disciplined fundamental bottom-up research approach, JOHCM aims to identify inefficiently priced smaller-capitalization companies that demonstrate the following positive characteristics: (1) often niche players with little competition and high margins; (2) fast growing, flexible and responsive to changes; (3) able to achieve incremental gains in market share; and (4) success is strongly influenced by management.

The JOHCM US Small Mid Cap Equity Fund invests, under normal conditions, at least 80% of its assets in U.S. equity securities with small and medium market capitalizations. The Fund may also invest up to 10% of its total assets in ADRs. ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank. Under normal circumstances, the Fund will hold securities of 45 to 60 companies. The Fund will sell stocks at the point deemed appropriate by JOHCM regardless of market capitalization.

The Fund may invest in exchange-traded funds (“ETFs) in order to “equitize” cash balances by gaining exposure to relevant equity markets. Cash is equitized when it is invested in instruments, such as ETFs, that expose it to the equity markets, and the returns possible in the equity markets, while maintaining the liquidity provided by cash.

The Adviser manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process. The Adviser uses a fundamental, bottom-up research approach to identify companies that the Adviser believes present the greatest investment opportunities. The Fund’s sector weightings are a residual consequence of this bottom-up stock picking process.

The JOHCM International Opportunities Fund is a high conviction, benchmark-agnostic stock picking fund that invests in both developed and emerging markets. The Fund utilizes a long-term investment strategy focused on identifying companies that are capable of producing compounding growth over the long term.

The Adviser aims to identify companies with long term competitive advantages which allow intrinsic value to be estimated with confidence, on the basis of their long term cash flows. The Adviser seeks to invest in well-managed companies with strong balance sheets, able to generate cash flows and reinvest wisely to create sustainable, compounding returns. The Fund will typically own less than 50 holdings.

A key risk to investors is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms with reference to their intrinsic value. At the same time overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds. The Adviser may therefore hold up to 20% of its net assets in cash and cash equivalents such as U.S. government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments during periods when there are more assets to sell than to buy.

In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective.

Investment Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below is a more detailed discussion of the principal risks outlined in the Fund Summary Section of this Prospectus.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

Foreign Investment Risk (including ADRs). Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Emerging and Frontier Market Risk. Each of the Funds, except the JOHCM US Small Mid Cap Equity Fund invests in equity securities of companies located in emerging market and frontier countries. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, the Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities. A sub-set of emerging markets, frontier markets are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk.

Currency Risk. A significant portion of a Fund’s assets may be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.

Derivatives Risk. A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the JOHCM US Small Mid Cap Equity Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Adviser. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Small-Mid Cap Company Risk. Small and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

Geographic Concentration Risk. From time to time a Fund’s investment may be concentrated in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.

Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund.

Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

Fixed Income Risk The JOHCM International Small Cap Equity Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Limited History of Operations. The JOHCM International Opportunities Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”).

Cybersecurity

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUNDS

Investment Adviser

J O Hambro Capital Management Limited (“JOHCM” or the “Adviser”) serves as the investment adviser to the Funds. The Adviser is organized under the laws of England and Wales and was launched in 1993. The Adviser’s principal place of business is Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom. The Adviser is an investment adviser registered with the Securities and Exchange Commission in the U.S. under the Investment Advisers Act of 1940, as amended. As advisor to the Funds, subject to the Board of Trustees’ supervision, JOHCM continuously reviews, supervises and administers each Fund’s investment program. JOHCM also ensures compliance with each Funds’ investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of December 31, 2016, JOHCM had approximately $31.5 billion in assets under management and advisement.

Under the Funds’ investment advisory agreement, the Adviser receives an annual advisory fee as follows:

Fund	Percentage of Average Daily Net Assets
JOHCM Emerging Markets Opportunities Fund	1.05%
JOHCM Global Equity Fund	0.95%
JOHCM International Select Fund	0.89%
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Asia Ex-Japan Equity Fund	1.09%
JOHCM US Small Mid Cap Equity Fund	0.85%
JOHCM Emerging Markets Small Mid Cap Equity Fund	1.30%
JOHCM International Opportunities Fund	0.75%

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and each of the JOHCM Funds and the approval of the Investment Sub-Advisory Agreement between the Adviser and JOHCM (USA) Inc. with respect to the JOHCM International Small Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund is available in the Funds’ annual report to shareholders for the period ended September 30, 2016.

Investment Sub-Adviser

JOHCM (USA) Inc. (the “Sub-Adviser” or “JOHCM USA”) serves as the investment sub-adviser to the JOHCM International Small Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund. The Sub-Adviser’s principal place of business is 53 State Street, 13th Floor Boston, MA, 02109. The Sub-Adviser is an investment adviser registered with the Securities and Exchange Commission in the U.S. under the Investment Advisers Act of 1940, as amended. As Sub-Adviser, JOHCM USA makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. For its services, the Sub-Adviser is paid an annual fee by the Adviser as follows:

Fund	Percentage of Average Daily Net Assets
JOHCM International Small Cap Equity Fund	1.05%
JOHCM US Small Mid Cap Equity Fund	0.85%

Portfolio Management

The Funds are managed using a team-based approach. Each of the Funds is managed by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund each is responsible for the day-to-day management of, are listed below.

Christopher J.D. Lees, CFA

Senior Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for the Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe and Asia.

Nudgem Richyal, CFA

Senior Fund Manager

JOHCM Global Equity Fund

JOHCM International Select Fund

Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Fund Manager for the Funds’ Global and International/EAFE strategies. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England. Nudgem was voted FN100 Rising Star 2007 by efinancial news.

James Syme, CFA

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

James Syme joined JOHCM in May 2011. James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates with peak assets under management of over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charterholder and holds a BA Honours Degree in Geography from the University of Cambridge, England.

Paul Wimborne

Senior Fund Manager

JOHCM Emerging Markets Opportunities Fund

Paul Wimborne joined JOHCM in April 2011. Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA.

Robert Cresci

Senior Fund Manager

JOHCM International Small Cap Equity Fund

Robert Cresci joined JOHCM in February 2013. Robert is a Senior Fund Manager for the JOHCM International Small Cap Equity Fund and has 27 years industry experience. Prior to joining JOHCM, Robert was most recently employed as Lead Portfolio Manager at Harding Loevner where he launched and managed an international small cap equity strategy in December 2006. Prior to December 2006, Robert’s roles have included Principal at London-based Arethusa Asset Management LLP from July 2005 – November 2006 and Senior Portfolio Manager at Sagitta Asset Management from January 1997 – July 2005, managing international small and mid-cap portfolios. Robert holds a BA in Statistical Mathematics from Boston College University, MA along with an MBA in Finance from Fordham University, NY.

Samir Mehta, CFA

Senior Fund Manager

JOHCM Asia ex-Japan Fund

Samir Mehta joined JOHCM in May 2011 as the Senior Fund Manager of the JOHCM Asia ex Japan strategy. Prior to joining JOHCM, Samir was a Partner and CIO in a firm specializing in Asian equities, Silver Metis Capital Management Pte Ltd. He was previously at Lloyd George Management (LGM) where he worked from 1998 to 2007, serving as Chief Investment Officer (CIO) during the latter part of his tenure. At LGM, he was lead manager for a range of institutional Asia Pacific mandates valued at over $5 billion at peak asset levels. Samir was also responsible for the LGM investment process and managed a team of 20 investment professionals. Samir is a CFA charterholder and holds a BCom from Bombay University.

Cho-Yu Kooi, CFA

Senior Fund Manager

JOHCM Asia ex-Japan Fund

Cho-Yu Kooi joined JOHCM in May 2011 as the Senior Fund Manager of the JOHCM Asia ex Japan strategies. Prior to joining JOHCM, Cho-Yu was a Portfolio Manager at Silver Metis Capital Management Pte Ltd. She previously worked at Lloyd George Management from 2001 to 2008 as a Portfolio Manager, where she managed the Lloyd George Asian Smaller Companies Fund, the Siam Recovery Fund and several institutional accounts valued at over $1 billion at the peak. She had also worked at UBS and DBS Asset Management for close to eight years. Cho-Yu is a CFA charterholder and graduated from the London School of Economics with first class BSc (Hons) in Economics.

Emery Brewer

Senior Fund Manager

JOHCM Emerging Markets Small Mid Cap Equity Fund

Emery Brewer is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy and joined JOHCM in March 2010, following a brief retirement from 2008-2010. He has over 15 years of experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management from 1997 to 2007. In December 1997, Emery founded the Driehaus Capital Management Emerging Markets Growth Fund which he managed for ten years until he left Driehaus in December 2007. In 1998, he founded the Driehaus International Discovery Fund. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund. Emery has a BSc in Economics from the University of Utah and a MBA from the University of Rochester.

Dr. Ivo Kovachev

Senior Fund Manager

JOHCM Emerging Markets Small Cap Equity Fund

Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Small Cap Markets strategy and joined JOHCM in March 2010, following a brief sabbatical from 2008 to 2010. Prior to joining JOHCM, Ivo worked at Kinsale Capital Management from 2005 to 2008, where he was Chief Investment Officer. Prior to this role, he spent ten years at Driehaus Capital Management, from 1995 to 2005, most recently as Fund Manager for Driehaus European Opportunity Fund. Together with Emery Brewer, Ivo co-managed the Driehaus International Discovery Fund from 2002 to 2005. During his tenure with Driehaus Capital Management, he also contributed to the Emerging Markets Growth investment process for many years. From 1995 to 1998, Ivo worked on and then managed the Driehaus East Europe Fund. Ivo holds a MEng in Management Information Systems from the Prague School of Economics, MSc in Technology and Innovation Management from the University of Sussex. In addition, he holds a PhD in Industrial and Development Policy. Ivo is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).

Stephen Lew, CFA

Fund Manager

JOHCM Emerging Markets Small Mid Cap Equity Fund

Stephen Lew joined JOHCM in September 2013 and is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy. He has over 15 years’ experience in Emerging Markets equity fund management. Prior to joining JOHCM, from 2010 to 2012, Stephen was a Senior Portfolio Manager for Artio Global Investors. At Artio, he was responsible for managing the Asia ex-Japan sleeve of Artio International Equity Fund, Artio International Equity Fund II and separately managed accounts. From 2005 to 2010, Stephen was the Senior Asia ex-Japan Analyst at Janus Capital Group. Between 1999 and 2005 he worked at Driehaus Capital Management along-side Emery Brewer and Ivo Kovachev as the Asia ex-Japan Analyst. Stephen has a BA in Business Economics and Japanese from the University of California, an MBA with concentration in Finance from the University of Chicago, Graduate School of Business, a Certified Public Accountant and a CFA charterholder. He is a native Mandarin and conversational Japanese speaker.

Thorsten Becker

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Thorsten Becker joined JOHCM in July 2014. Thorsten is Senior Fund Manager for the JOHCM US Small-Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, he managed the global financial sector portfolio. Before the formation of Pyramis in 2005, Thorsten worked in the same role with Fidelity Investment’s institutional equity group. Since January 2004, he has managed the financials and telecommunications sectors of team-managed large cap, small/mid cap, and 130/30 strategies. Thorsten served as an equity analyst in Fidelity’s London office from 2000 to 2003, covering the securities of European banks, emerging market financial companies, and European business services firms. Prior to that, he covered Latin American equities, researching the retail, metals & mining, and utilities sectors while based in Fidelity’s Boston office from 1996 to 2000. He has more than 18 years’ investment industry experience.

Arun Daniel

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Arun Daniel joined JOHCM in July 2014. Arun is a Senior Fund Manager on the JOHCM US Small and Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments. In this role, he managed the global consumer sector portfolio. Prior to assuming his current role in 2007, Arun was vice president and sector head for the consumer sector at ING Investment Management, North America, managing growth, value, and 130/30 portfolio strategies. He was a senior equity analyst and portfolio manager for the consumer sector of a hedge fund portfolio at Principled Capital Group, and had responsibility for fundamental sector research in the entertainment, gaming, lodging, leisure, and retail sectors. Arun has also served in senior management roles in the entertainment, retail, and resort divisions at Walt Disney Company. He has more than 13 years’ experience in the investment industry and 24 years’ experience related to the consumer sector.

Vincent Rivers

Senior Fund Manager

JOHCM US Small Mid Cap Equity Fund

Vincent Rivers joined JOHCM in July 2014. Vincent is a Senior Fund Manager on the JOHCM US Small and Mid Cap Equity strategy. He previously served as a portfolio manager at Pyramis Global Advisors, a unit of Fidelity Investments from 2010 to 2013. In this role, he managed the global information technology and telecom sector portfolios. Vince joined Pyramis in 2006 as a research analyst focusing on the Telecom sector until 2010. Prior to joining Pyramis, he was a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006. He also has served as an equity research analyst at Fidelity from 2000 to 2004 and, as a portfolio manager of the Fidelity Select Paper and Forest Products Fund from 2001 to 2004. He also has held positions at Fleet and BayBanks in Boston. He has 17 years’ experience in the financial services and investment industries.

Ben Leyland, CFA

Senior Fund Manager

JOHCM International Opportunities Fund

Ben Leyland joined JOHCM in 2006 as an analyst and was subsequently promoted to Fund Manager for the JOHCM UK Opportunities Fund. Since 2012, Ben has been the Senior Fund Manager of the JOHCM Global Opportunities strategy. He was previously at Schroder Investment Management as a financial analyst in their Pan-European equity research department. Ben is a CFA charterholder and holds a MA (Hons) in History from the University of Cambridge.

Robert Lancastle, CFA

Fund Manager

JOHCM International Opportunities Fund

Robert Lancastle joined JOHCM in 2012 as an analyst and since July 2015 has been a Fund Manager for the Global Opportunities Fund. Prior to joining JOHCM, Robert worked for Orbis Investment Advisory from 2008 to 2011 as an Equity Analyst for the Orbis Global Equity strategy, focused on the retail, media, technology, oil & gas and insurance sectors. Previously, Robert worked as a math and physics teacher at Wellington College. Robert holds a BEng and MEng from Cambridge University and is a CFA charterholder.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed and ownership of securities of the Funds.

Administrator, Transfer Agent, Custodian and Distributor

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent and Custodian. Foreside Management Services, LLC provides compliance services, financial controls services and business management and governance services for the Funds. Foreside Management Services, LLC is located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. BHIL Distributors, LLC (“Distributor”), distributes shares of the Funds. Distributor is a subsidiary of Foreside Financial Group, LLC, and is located at 3 Canal Plaza, Suite 100, Portland, Maine 04101.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) /3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of a Fund may change every day.

A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third-party pricing service to fair value its international equity securities. Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.

Share Classes

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts. The minimum initial investment for Institutional Shares is $1,000,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Class I Shares. If you purchase Class I Shares of the Funds, other than the JOHCM International Select Fund, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets.

Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class II Shares. If you purchase Class II Shares of the Funds, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets.

Class III Shares of the JOHCM US Small Mid Cap Equity Fund and JOHCM Emerging Markets Small Mid Cap Equity Fund are primarily for certain individual investors, and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class III shares. If you purchase Class III Shares of a Fund, you will not pay a sales charge at the time of purchase, but you will pay a 12b-1 fee not exceeding fifty basis points (0.50%) of a Fund’s average daily net assets attributable to Class III Shares.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Fund at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:

By Wire

To Open a New Account:

•	Complete a New Account Application and send it to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #5201682900

Shareholder Account #JOH1056    (ex. JOH10561234567)

Shareholder Name:

By Directed Reinvestment

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Information Regarding Purchases of the JOHCM International Select Fund and JOHCM Global Equity Fund

As of July 15, 2015 (the “Closing Date”), the JOHCM International Select Fund is publicly offered on a limited basis only. As of March 31, 2016 (the “Closing Date”), the JOHCM Global Equity Fund is publicly offered on a limited basis only. The following groups are permitted to continue to purchase shares of each Fund:

•	Shareholders of record of the Fund as of the Closing Date are able to continue to purchase additional shares in their existing Fund accounts either directly through the Fund or through a financial intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•

Group employer benefit plans, including 401(k), 403(b), 457 plans, and health savings account programs (and their successor, related and affiliated plans), which have the Fund available to participants on or before the Closing Date, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. New group employer benefit plans, including 401(k), 403(b) and 457 plans, and health savings account programs (and their successor, related and affiliated plans), may also establish new accounts with the Fund, provided the new plans have approved and selected the Fund as an investment option by the Closing Date and the plan has also been accepted for investment by the Fund by the Closing Date.

•	Approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. The program sponsors must be accepted for investment by the Fund by the Closing Date.

•

Approved brokerage platforms where a Fund is currently included on the sponsor platform may continue to utilize the Fund for new and existing program accounts. The brokerage platforms must be accepted for continued investment by the Fund by the Closing Date.

•

Existing independent wealth management (IWM) firms and bank trust companies that have a client investment in the Fund at the time of the Closing Date can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new IWM and bank trust companies that do not have a position in the Fund at the time of the Closing Date.

•	Fund of mutual fund sponsors that have an investment in the Fund as of the Closing Date can continue to purchase shares of the Fund.

•

Certain financial intermediaries with whom the Adviser has a relationship, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.

•

An institutional consulting firm that has previously directed client assets into the Fund may be allowed to recommend the Fund to its new and existing clients who may in turn purchase shares of the Fund, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.

•	Board of Trustees and persons affiliated with the Fund’s investment adviser and their immediate families would be able to purchase shares of the Fund and establish new positions.

In general, the Fund will rely on a financial intermediary to prevent a new account from being opened within an omnibus account established at that financial intermediary if the account would not otherwise satisfy the conditions outlined above. The Fund’s ability to monitor new accounts that are opened through omnibus accounts or other nominee accounts is limited and the ability to limit a new account to those that meet the above criteria with respect to financial intermediaries may vary depending upon the capabilities of those financial intermediaries.

Investors may be asked to verify that they meet one of the exceptions above prior to opening a new account in either Fund. The Funds may permit you to open a new account if the Funds reasonably believe that you are eligible. If a shareholder opens a new account in either Fund and is later determined to be ineligible for investment, the Funds reserves the right to redeem the shares at their original NAV. The Funds also may decline to permit you to open a new account if the Funds believes that doing so would be in the best interests of either the Fund or its shareholders, even if you would be eligible to open a new account under these exceptions.

If all shares of either Fund in an existing account are redeemed, the shareholder’s account will be closed. Such former shareholders will not be able to buy additional shares of either Fund or reopen their account.

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

By Mail

•	Send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $100,000.

By Wire

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.

•	Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

By Telephone

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

JOHCM Funds

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60607

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee

Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $100,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions

The Funds will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request. However, the Funds may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Involuntary Redemptions of Your Shares

If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares and Class III Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

How to Exchange Shares

You may exchange your shares for the same share class of another JOHCM Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. Because the JOHCM International Select Fund has not adopted a Class I Rule 12b-1 Plan, if you exchange Class I Shares of this Fund for the same share class of another JOHCM Fund, you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each of the other JOHCM Funds’ average daily net assets. The exchange privilege may be changed or canceled at any time upon 60 days written notice.

You may also exchange your shares of one class of a JOHCM Fund for shares of another class of the same JOHCM Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. The JOHCM Funds do not charge a fee for this privilege.

The JOHCM Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the JOHCM Funds’ judgment, the JOHCM Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. Investors could realize a taxable gain or loss when exchanging shares of one JOHCM Fund for shares of another JOHCM Fund. The JOHCM Funds do not provide tax advice; you should consult your own tax expert. If you are exchanging between accounts that are not registered in the same name, address and taxpayer identification number (TIN), there may be additional requirements.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.

Market Timing Policy

Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.

The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Distribution Plans

The JOHCM Funds have adopted a plan under Rule 12b-1 that allows all shares of all JOHCM Funds, except Class I shares of the JOHCM International Select Fund, to pay distribution fees. Fees under the plan will not exceed 0.10% for Class I shares, 0.25% for Class II shares and 0.50% for Class III shares. Up to 0.25% of Class III Shares’ 12b-1 fee may be used as a shareholder servicing fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

TAXES

Distributions

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax- deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.

The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.

Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in the Funds shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Selling Shares

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

Backup Withholding

By law, you may be subject to backup withholding (currently at a rate of 28%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a US resident alien). You also may be subject to withholding if the Internal Revenue Service instructs the Funds to withhold a portion of your distributions or proceeds. You should be aware that the Funds may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Funds may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Medicare Tax

An additional 3.8% Medicare tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming or exchanging your shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each of the Funds for the last five fiscal years or life of the Fund, or share class, if shorter. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund.

Each of the JOHCM Emerging Markets Opportunities Fund, the JOHCM Global Equity Fund, and the JOHCM International Select Fund is a continuation of a Predecessor Fund, each a series of the Scotia Institutional Funds and, therefore, the financial information presented includes results of the respective Predecessor Fund. The information for the fiscal years or periods ended September 30, 2013 and September 30, 2012 has been audited by the Predecessor Funds’ independent registered public accounting firm (“Predecessor Funds’ Auditor”).

The information for the fiscal years ended September 30, 2016, September 30, 2015, and September 30, 2014, has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available, without charge, upon request.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I				Class II
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
JOHCM Asia Ex-Japan Equity Fund
Net asset value, beginning of period	$9.91	$10.13	$10.27		$9.88	$10.13	$10.27

Income (loss) from operations:
Net investment income (loss)(b)	0.05	0.13	0.04		0.03	0.04	0.04
Net realized and unrealized gains (losses)	1.28	(0.33)	(0.18)		1.28	(0.27)	(0.18)

Total from investment operations	1.33	(0.20)	(0.14)		1.31	(0.23)	(0.14)

Less distributions paid:
From net investment income	(0.04)	(0.02)	—		(0.03)	(0.02)	—

Total distributions paid	(0.04)	(0.02)	—		(0.03)	(0.02)	—

Change in net asset value	1.29	(0.22)	(0.14)		1.28	(0.25)	(0.14)

Net asset value, end of period	$11.20	$9.91	$10.13		$11.16	$9.88	$10.13

Total return(c)	13.54%	(2.00%)	(1.36%)		13.35%	(2.31%)	(1.36%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$35,645	$26,531	$296		$767	$777	$296
Ratio of net expenses to average net assets	1.38%	1.33%	1.39	%(d)	1.50%	1.41%	1.54	%(d)
Ratio of net investment income (loss) to average net assets	0.54%	1.25%	1.41	%(d)	0.31%	0.39%	1.26	%(d)
Ratio of gross expenses to average net assets	1.40%	1.41%	4.62	%(d)	1.55%	1.51%	4.77	%(d)
Portfolio turnover rate(e)	24.68%	140.09%	20.98	%(c)	24.68%	140.09%	20.98	%(c)

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
JOHCM Asia Ex-Japan Equity Fund
Net asset value, beginning of period	$9.91	$10.13	$10.00

Income (loss) from operations:
Net investment income (loss)(b)	0.09	0.07	0.05
Net realized and unrealized gains (losses)	1.25	(0.27)	0.08

Total from investment operations	1.34	(0.20)	0.13

Less distributions paid:
From net investment income	(0.05)	(0.02)	—

Total distributions paid	(0.05)	(0.02)	—

Change in net asset value	1.29	(0.22)	0.13

Net asset value, end of period.	$11.20	$9.91	$10.13

Total return(c)	13.55%	(1.99%)	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$284,979	$130,654	$43,127
Ratio of net expenses to average net assets	1.29%	1.29%	1.29	%(d)
Ratio of net investment income (loss) to average net assets	0.87%	0.65%	0.98	%(d)
Ratio of gross expenses to average net assets	1.31%	1.39%	2.61	%(d)
Portfolio turnover rate(e)	24.68%	140.09%	20.98	%(c)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
JOHCM Emerging Markets Opportunities Fund(a)
Net asset value, beginning of period	$9.19	$10.89	$10.27	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.19	0.19	0.23	0.01
Net realized and unrealized gains (losses)	1.25	(1.47)	0.45	0.26

Total from investment operations	1.44	(1.28)	0.68	0.27

Less distributions paid:
From net investment income	(0.08)	(0.14)	(0.06)	—
From net realized gains	(0.51)	(0.28)	—	—

Total distributions paid	(0.59)	(0.42)	(0.06)	—

Change in net asset value	0.85	(1.70)	0.62	0.27

Net asset value, end of period	$10.04	$9.19	$10.89	$10.27

Total return(d)	16.54%	(12.23%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$29,446	$385	$288	$—	(e)
Ratio of net expenses to average net assets	1.37%	1.32%	1.39%	1.39	%(f)
Ratio of net investment income (loss) to average net assets	2.09%	1.74%	2.05%	0.11	%(f)
Ratio of gross expenses to average net assets	1.37%	1.42%	1.70%	11.69	%(f)
Portfolio turnover rate(g)	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $500.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
JOHCM Emerging Markets Opportunities Fund(a)
Net asset value, beginning of period	$9.19	$10.87	$10.82

Income (loss) from operations:
Net investment income (loss)(c)	0.05	0.07	0.09
Net realized and unrealized gains (losses)	1.38	(1.35)	0.02

Total from investment operations	1.43	(1.28)	0.11

Less distributions paid:
From net investment income	(0.08)	(0.12)	(0.06)
From net realized gains	(0.51)	(0.28)	—

Total distributions paid	(0.59)	(0.40)	(0.06)

Change in net asset value	0.84	(1.68)	0.05

Net asset value, end of period	$10.03	$9.19	$10.87

Total return(d)	16.42%	(12.18%)	1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,953	$821	$218
Ratio of net expenses to average net assets	1.50%	1.36%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	0.54%	0.71%	0.99	%(e)
Ratio of gross expenses to average net assets	1.56%	1.48%	1.85	%(e)
Portfolio turnover rate(f)	40.75%	61.86%	52.84	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
JOHCM Emerging Markets Opportunities Fund(a)
Net asset value, beginning of period	$9.20	$10.89	$10.27	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.10	0.11	0.21	0.07
Net realized and unrealized gains (losses)	1.35	(1.38)	0.47	0.20

Total from investment operations	1.45	(1.27)	0.68	0.27

Less distributions paid:
From net investment income	(0.08)	(0.14)	(0.06)	—
From net realized gains	(0.51)	(0.28)	—	—

Total distributions paid	(0.59)	(0.42)	(0.06)	—

Change in net asset value	0.86	(1.69)	0.62	0.27

Net asset value, end of period	$10.06	$9.20	$10.89	$10.27

Total return(d)	16.64%	(12.10%)	6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$110,330	$62,007	$87,642	$1,540
Ratio of net expenses to average net assets	1.27%	1.29%	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	1.14%	0.98%	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.29%	1.38%	1.60%	11.59	%(e)
Portfolio turnover rate(f)	40.75%	61.86%	52.84%	76.20	%(d)

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I		Institutional Class
	Period Ended Sept. 30, 2016(a)		Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015(b)
JOHCM Emerging Markets Small Mid Cap Equity Fund
Net asset value, beginning of period	$9.20		$9.91	$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.08		0.03	0.01
Net realized and unrealized gains (losses)	2.50		2.28	(0.10)

Total from investment operations	2.58		2.31	(0.09)

Less distributions paid:
From net investment income	—		(0.06)	—
From net realized gains	—		(0.38)	—

Total distributions paid	—		(0.44)	—

Change in net asset value	2.58		1.87	(0.09)

Net asset value, end of period	$11.78		$11.78	$9.91

Total return(d)	28.04%		24.13%	(0.90%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$147		$6,114	$4,956
Ratio of net expenses to average net assets	1.64	%(e)	1.54%	1.54	%(e)
Ratio of net investment income (loss) to average net assets	1.11	%(e)	0.27%	0.14	%(e)
Ratio of gross expenses to average net assets	5.72	%(e)	4.63%	4.61	%(e)
Portfolio turnover rate(f)	162.74	%(d)	162.74%	134.18	%(d)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.
(b)	For the period from December 17, 2014, commencement of operations, to September 30, 2015.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
JOHCM Global Equity Fund(a)
Net asset value, beginning of period	$12.24	$13.77		$11.37		$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.06	(0.05)		0.05		0.03
Net realized and unrealized gains (losses)	1.28	(1.45)		2.38		1.34

Total from investment operations	1.34	(1.50)		2.43		1.37

Less distributions paid:
From net investment income	—	(—	)(d)	(—	)(d)	—
From net realized gains	—	(0.03)		(0.03)		—

Total distributions paid	—	(0.03)		(0.03)		—

Change in net asset value	1.34	(1.53)		2.40		1.37

Net asset value, end of period	$13.58	$12.24		$13.77		$11.37

Total return(e)	10.95%	(10.93%)		21.40%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$171,464	$62,093		$34,363		$—	(f)
Ratio of net expenses to average net assets	1.18%	1.18%		1.18%		1.18	%(g)
Ratio of net investment income (loss) to average net assets	0.50%	(0.33%)		0.34%		0.61	%(g)
Ratio of gross expenses to average net assets	1.20%	1.21%		1.52%		4.97	%(g)
Portfolio turnover rate(h)	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
JOHCM Global Equity Fund(a)
Net asset value, beginning of period	$12.25	$13.78		$11.37		$10.00

Income (loss) from operations:
Net investment income (loss)(c)	0.07	(0.03)		0.03		0.06
Net realized and unrealized gains (losses)	1.29	(1.47)		2.41		1.31

Total from investment operations	1.36	(1.50)		2.44		1.37

Less distributions paid:
From net investment income	—	(—	)(d)	(—	)(d)	—
From net realized gains	—	(0.03)		(0.03)		—

Total distributions paid	—	(0.03)		(0.03)		—

Change in net asset value	1.36	(1.53)		2.41		1.37

Net asset value, end of period	$13.61	$12.25		$13.78		$11.37

Total return(e)	11.10%	(10.90%)		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$245,918	$161,792		$50,153		$10,554
Ratio of net expenses to average net assets	1.08%	1.08%		1.08%		1.08	%(f)
Ratio of net investment income (loss) to average net assets	0.52%	(0.18%)		0.26%		1.08	%(f)
Ratio of gross expenses to average net assets	1.10%	1.11%		1.52%		4.87	%(f)
Portfolio turnover rate(g)	124.32%	87.14%		68.24%		15.17	%(e)

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Period Ended Sept. 30, 2016(a)
JOHCM International Opportunities Fund
Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income (loss)(b)	(—	)(c)
Net realized and unrealized gains (losses)	(0.02)

Total from investment operations	(0.02)

Change in net asset value	(0.02)

Net asset value, end of period	$9.98

Total return(d)	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,995
Ratio of net expenses to average net assets	0.89	%(e)
Ratio of net investment income (loss) to average net assets	(0.89	%)(e)
Ratio of gross expenses to average net assets	72.58	%(e)
Portfolio turnover rate(f)	0.00	%(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
JOHCM International Select Fund(a)
Net asset value, beginning of year	$17.45	$19.23	$16.97	$13.06	$11.17

Income (loss) from operations:
Net investment income (loss)(b)	0.19	0.08	0.11	0.19	0.14
Net realized and unrealized gains (losses)	2.37	(1.09)	2.22	3.80	1.84

Total from investment operations	2.56	(1.01)	2.33	3.99	1.98

Less distributions paid:
From net investment income	(0.07)	(0.14)	(0.07)	(0.08)	(0.09)
From net realized gains	—	(0.63)	—	—	(—	)(c)

Total distributions paid	(0.07)	(0.77)	(0.07)	(0.08)	(0.09)

Change in net asset value	2.49	(1.78)	2.26	3.91	1.89

Net asset value, end of year	$19.94	$17.45	$19.23	$16.97	$13.06

Total return	14.70%	(5.53%)	13.74%	30.71%	17.87%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$4,003,594	$2,837,805	$1,309,757	$593,021	$197,691
Ratio of net expenses to average net assets	1.01%	1.05%	1.05%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	1.04%	0.43%	0.61%	1.24%	1.10%
Ratio of gross expenses to average net assets	1.01%	1.05%	1.08%	1.10%	1.26%
Ratio of expense recoupment to average net assets	—	0.01%	—	—	—
Portfolio turnover rate(d)	107.37%	50.86%	61.20%	46.38%	50.69%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
JOHCM International Select Fund(a)
Net asset value, beginning of year	$17.48	$19.29	$17.03	$13.11	$11.22

Income (loss) from operations:
Net investment income (loss)(b)	0.14	0.05	0.06	0.14	0.14
Net realized and unrealized gains (losses)	2.37	(1.11)	2.24	3.83	1.81

Total from investment operations	2.51	(1.06)	2.30	3.97	1.95

Less distributions paid:
From net investment income	(0.03)	(0.12)	(0.04)	(0.05)	(0.06)
From net realized gains	—	(0.63)	—	—	(—	)(c)

Total distributions paid	(0.03)	(0.75)	(0.04)	(0.05)	(0.06)

Change in net asset value	2.48	(1.81)	2.26	3.92	1.89

Net asset value, end of year	$19.96	$17.48	$19.29	$17.03	$13.11

Total return	14.37%	(5.77%)	13.51%	30.39%	17.53%
Ratios/Supplemental data:
Net assets, end of year (000’s)	$297,486	$147,322	$31,601	$16,429	$13,797
Ratio of net expenses to average net assets	1.30%	1.30%	1.29%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	0.78%	0.27%	0.32%	0.91%	1.12%
Ratio of gross expenses to average net assets	1.30%	1.33%	1.29%	1.35%	1.51%
Ratio of expense recoupment to average net assets	—	0.01%	—	—	—
Portfolio turnover rate(d)	107.37%	50.86%	61.20%	46.38%	50.69%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I				Class II
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)		Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(b)
JOHCM International Small Cap Equity Fund
Net asset value, beginning of period	$9.66	$10.20	$10.43		$9.71	$10.17	$10.16

Income (loss) from operations:
Net investment income (loss)(c)	0.12	0.13	0.15		0.09	0.06	0.18
Net realized and unrealized gains (losses)	0.97	(0.50)	(0.38)		1.00	(0.45)	(0.17)

Total from investment operations	1.09	(0.37)	(0.23)		1.09	(0.39)	0.01

Less distributions paid:
From net investment income	(0.11)	(0.10)	—		(0.10)	—	(—	)(d)
From net realized gains	—	(0.07)	—		—	(0.07)	—

Total distributions paid	(0.11)	(0.17)	—		(0.10)	(0.07)	—

Change in net asset value	0.98	(0.54)	(0.23)		0.99	(0.46)	0.01

Net asset value, end of period	$10.64	$9.66	$10.20		$10.70	$9.71	$10.17

Total return(e)	11.44%	(3.72%)	(2.21%)		11.28%	(3.87%)	0.11%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$43,997	$50,759	$42,640		$430	$449	$6,832
Ratio of net expenses to average net assets	1.34%	1.34%	1.34	%(f)	1.49%	1.49%	1.49	%(f)
Ratio of net investment income (loss) to average net assets	1.17%	1.25%	1.94	%(f)	0.94%	0.53%	1.96	%(f)
Ratio of gross expenses to average net assets	1.41%	1.39%	1.54	%(f)	1.63%	1.58%	1.73	%(f)
Portfolio turnover rate(g)	39.39%	30.64%	7.06	%(e)	39.39%	30.64%	7.06	%(e)

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Period Ended Sept. 30, 2014(a)
JOHCM International Small Cap Equity Fund
Net asset value, beginning of period	$9.66	$10.19	$10.00

Income (loss) from operations:
Net investment income (loss)(b)	0.13	0.14	0.18
Net realized and unrealized gains (losses)	0.97	(0.50)	0.01

Total from investment operations	1.10	(0.36)	0.19

Less distributions paid:
From net investment income	(0.12)	(0.10)	(—	)(c)
From net realized gains	—	(0.07)	—

Total distributions paid	(0.12)	(0.17)	—

Change in net asset value	0.98	(0.53)	0.19

Net asset value, end of period	$10.64	$9.66	$10.19

Total return(d)	11.54%	(3.58%)	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$75,799	$66,304	$51,592
Ratio of net expenses to average net assets	1.24%	1.24%	1.24	%(e)
Ratio of net investment income (loss) to average net assets	1.29%	1.38%	1.68	%(e)
Ratio of gross expenses to average net assets	1.28%	1.28%	1.73	%(e)
Portfolio turnover rate(f)	39.39%	30.64%	7.06	%(d)

(a)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I			Institutional Class
	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015(a)		Year Ended Sept. 30, 2016		Period Ended Sept. 30, 2015(a)
JOHCM US Small Mid Cap Equity Fund
Net asset value, beginning of period	$9.76	$10.00		$9.76		$10.00

Income (loss) from operations:
Net investment income (loss)(b)	(0.01)	0.01		(—	)(c)	0.01
Net realized and unrealized gains (losses)	1.21	(0.25)		1.22		(0.25)

Total from investment operations	1.20	(0.24)		1.22		(0.24)

Less distributions paid:
From net investment income	(0.03)	—		(0.03)		—
From net realized gains	(0.32)	—		(0.32)		—

Total distributions paid	(0.35)	—		(0.35)		—

Change in net asset value	0.85	(0.24)		0.87		(0.24)

Net asset value, end of period	$10.61	$9.76		$10.63		$9.76

Total return(d)	12.64%	(2.40%)		12.85%		(2.40%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11	$10		$5,479		$4,882
Ratio of net expenses to average net assets	1.06%	0.99	%(e)	0.99%		0.99	%(e)
Ratio of net investment income (loss) to average net assets	(0.09%)	0.01	%(e)	(0.02%)		0.01	%(e)
Ratio of gross expenses to average net assets	3.86%	4.18	%(e)	3.74%		4.17	%(e)
Portfolio turnover rate(f)	72.08%	93.31	%(d)	72.08%		93.31	%(d)

(a)	For the period from October 31, 2014, commencement of operations, to September 30, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Investment Adviser

J O Hambro Capital Management Limited

Ryder Court, Ground Floor

14 Ryder Street

London SW1Y6QB, United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

Investment Company Act #811-22538

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about a Fund’s investments is available in the Funds’ annual and semi-annual report to shareholders. The Funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected a Fund’s investment return during its last fiscal year.

Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries. You may also visit the Funds on the web at www.johcm.com to obtain free copies of the Funds’ SAI and annual and semi-annual reports. Or, write to the Funds at:

The JOHCM Funds

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

JOHCM Emerging Markets Opportunities Fund

Institutional Shares (Ticker: JOEMX)

Class I Shares (Ticker: JOEIX)

Class II Shares (Ticker: JOEAX)

JOHCM Global Equity Fund

Institutional Shares (Ticker: JOGIX)

Class I Shares (Ticker: JOGEX)

Class II Shares (Ticker: JOGAX) Not currently offered

JOHCM International Select Fund

Class I Shares (Ticker: JOHIX)

Class II Shares (Ticker: JOHAX)

JOHCM International Small Cap Equity Fund

Institutional Shares (Ticker: JOSMX)

Class I Shares (Ticker: JOISX)

Class II Shares (Ticker: JOSAX)

JOHCM Asia Ex-Japan Equity Fund

Institutional Shares (TICKER: JOAMX)

Class I Shares (TICKER: JOAIX)

Class II Shares (TICKER: JOAAX)

JOHCM Emerging Markets Small Mid Cap Equity Fund

Institutional Shares (Ticker: JOMMX)

Class I Shares (Ticker: JOMEX)

Class II Shares (Ticker:        ) Not currently offered

Class III Shares (Ticker:        ) Not currently offered

JOHCM US Small Mid Cap Equity Fund

Institutional Shares (Ticker: JODMX)

Class I Shares (Ticker: JODIX)

Class II Shares (Ticker:        ) Not currently offered

Class III Shares (Ticker:        ) Not currently offered

JOHCM International Opportunities Fund

Institutional Shares (Ticker: JOPSX)

Class I Shares (Ticker:        ) Not currently offered

Class II Shares (Ticker:        ) Not currently offered

Each a series of ADVISERS INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2017

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM US Small Mid Cap Equity Fund and JOHCM International Opportunities Fund (each, a “Fund” and collectively, the “Funds”). This SAI should be read in conjunction with the prospectus dated January 28, 2017. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling 866-260-9549 (toll free) or 312-557-5913. The Funds’ prospectus (“Prospectus”) is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND THE FUNDS

Advisers Investment Trust (the “Trust”) is an open-end management investment company established as a business trust under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM US Small Mid Cap Equity Fund and JOHCM International Opportunities Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. The investment adviser to each of the Funds is J O Hambro Capital Management Limited (the “Adviser”).

Each Fund is a diversified fund.

The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of each Fund are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

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Equity Securities

Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights, warrants, income trusts and Master Limited Partnerships (“MLP”). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stocks represent an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends or in the event of issuer liquidation or bankruptcy. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Convertible securities are bonds, debentures, notes, preferred stocks that may be converted or exchanged into shares of the underlying common stock at a stated exchange ratio. Income trusts and Master Limited Partnerships units are equity investments and may lack diversification as such trusts are primarily invested in oil and gas, pipelines, and other infrastructures whereas MLPs are primarily engaged in the transportation, storage, processing, refining, marketing, exploration, productions, and mining of minerals and natural resources. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of a Fund will fluctuate. Securities in the Funds’ portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Depositary Receipts

The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

Foreign and Emerging Markets Investments

Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, potentially less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

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Each of the Funds, except the JOHCM US Small Mid Cap Equity Fund, will also invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). The Adviser includes within its definition of an emerging market country, any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) listed in World Bank publications as developing.

The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.

The JOHCM Emerging Markets Opportunities Fund, JOHCM International Small Cap Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM International Opportunities Fund may, as part of their principal investment strategy, invest in frontier market countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.

Participatory Notes. Each of the Funds may also invest, and the JOHCM Emerging Markets Opportunities Fund may invest as part of its principal investment strategy, in participatory notes. Participatory notes issued by banks or broker-dealers are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative that generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated

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contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Foreign Currency and Foreign Currency Forward Contracts, Futures, and Options

When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. A Fund incurs expenses in converting assets from one currency to another.

Forward Contracts. The Funds may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”) for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. The Funds may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”). Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Funds may invest. This may limit a Fund’s ability to effectively hedge its investments in those emerging markets.

Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. A Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

Foreign Currency Options. The Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, or to protect against potential declines in its portfolio securities that are denominated in foreign currencies.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

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As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies written or purchased by the Funds may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

Additional Risk Factors. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, a Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Funds may hold foreign currency in anticipation of purchasing foreign securities.

The Funds may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Adviser, it is in the best interest of a Fund to do so. In such instances as well, a Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.

While the holding of currencies will permit the Funds to take advantage of favorable movements in the applicable exchange rate, it also exposes the Funds to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Funds from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect a Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.

Sovereign Obligations

Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient

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foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Master Limited Partnerships (MLP)

Each Fund, except the JOHCM US Small Mid Cap Equity Fund, may invest in limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invest in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. MLPs make distributions that are similar to dividends, and these are generally paid out on a quarterly basis. Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would result in higher interest expense. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.

MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. To the extent that a MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Options

Each Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

Each Fund may write put and call options on securities only if they are “covered,” and such options must remain “covered” as long as the Fund is obligated as a writer. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in

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the prescribed amount. Under current SEC guidelines, each Fund will segregate assets to cover transactions in which the Fund writes or sells options. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund maintains appropriate liquid securities with a value equal to the strike price or holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by a Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. A Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.

A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a Fund is exercised or closed out, a Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or a Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by a Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact a Fund’s after-tax returns.

Other Derivatives

Each Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Certain investment strategies of the Funds described above may be deemed to involve the issuance or sale of a senior security by a Fund which require the Fund to enter into offsetting transactions or to segregate assets in amounts that would cover its potential liabilities consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

The Adviser, on behalf of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Funds are not currently subject to registration or regulation as a commodity pool operator.

Other Investment Companies

The Funds may invest in securities issued by other investment companies, including shares of money market funds, exchange traded funds (“ETFs”), open-end and closed-end investment companies, real estate investment trusts and passive foreign investment companies.

ETFs are typically not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The Funds may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Also, there may be a limited secondary market for shares of closed-end funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon,

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but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, each Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”) (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Subject to the oversight of the Trust’s Board of Trustees, the Adviser determines and monitors the liquidity of portfolio securities.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to a Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. A security’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust’s Board of Trustees.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like certificates of deposits, time deposits earn a specified

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rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Commercial Paper

Each of the Funds, except the JOHCM Emerging Markets Small Mid Cap Equity Fund, may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. The Funds may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Convertible Securities

Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to a Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to a Fund.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a

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specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. The Funds do not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Corporate Debt Securities

Corporate debt securities may include investment grade bonds (defined as Baa3 or higher by Moody’s or BBB- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”)) or in unrated bonds that are determined by the Adviser to be of comparable quality at the time of investment. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities

The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

Repurchase Agreements

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least 102 % of the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

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Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.

Borrowing

Each Fund may borrow money from a bank equal to 33 1/3% of its total assets for cash management or investment purposes. Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Initial Public Offerings (“IPOs”)

The Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce a Fund’s performance. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Temporary Defensive Position

From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective.

Fund Operations

Operational Risk. An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage

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or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

Information Security Risk. The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or their investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Funds to regulatory fines, financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber-security risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. A Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of a Fund.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or

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futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. A Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of a Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. A Fund will invest no more than 25% of its total assets in a particular industry or group of industries, except that the JOHCM US Small Mid Cap Equity Fund may invest more than 25% of its total assets in any one industry or group of industries provided the industry represents 20% or more of a widely recognized and unaffiliated index against which the Fund measures investment performance. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations – Fundamental” above).

1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in fundamental investment limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. A Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

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SHARES OF THE FUNDS

Shares in the Funds are offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by each of the Funds as of the date of this SAI:

Fund	Class I		Class II		Class III		Institutional Class
JOHCM Emerging Markets Opportunities Fund	X		X				X
JOHCM Global Equity Fund	X		X	[1]			X
JOHCM International Select Fund	X		X
JOHCM International Small Cap Fund	X		X				X
JOHCM Asia Ex-Japan Equity Fund	X		X				X
JOHCM Emerging Markets Small Mid Cap Equity Fund	X		X	[1]	X	[1]	X
JOHCM US Small Mid Cap Equity Fund	X		X	[1]	X	[1]	X
JOHCM International Opportunities Fund	X	[1]	X	[1]			X

[1]	These class shares are not currently offered.

Each class, except the Institutional Class and Class I Shares of the JOHCM International Select Fund, has different distribution and service fees. (See “Fees and Expenses” in the Fund’s “Fund Summary,” in the prospectus.)

Each of the Funds, except the JOHCM International Select Fund Class I shares, has adopted a distribution and service plan allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, (“Rule 12b-1 Plan) that authorizes the Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders at an annual rate of ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Class I Shares, twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Class II Shares, and with respect to the JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund, fifty basis points (0.50%) of the average daily net assets of the Class III Shares.

How to Purchase Shares

You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received in good order by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day.

Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts and require an initial minimum investment of $1,000,000. If you purchase Institutional Shares of a Fund, you will not pay a sales charge at the time of purchase and you will not pay shareholder servicing fees.

Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required. If you purchase Class I Shares of the Funds you will not pay a sales charge at the time of purchase, but you will pay a Rule 12b-1 fee not exceeding ten basis points (0.10%) of each of the Funds’ average daily net assets, except the JOHCM International Select Fund.

Class II Shares of the Funds are primarily for certain individual investors, and investments made through financial institutions. There is no minimum investment amount required. If you purchase Class II Shares of the Funds you will not pay a sales charge at the time of purchase, but you will pay a Rule 12b-1 fee not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class II Shares.

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Class III Shares of the Funds are primarily for certain individual investors, and investments made through financial institutions or intermediaries. There is no minimum investment amount required. If you purchase Class III Shares of a Fund, you will not pay a sales charge at the time of purchase, but you will pay a 12b-1 fee not exceeding fifty basis points (0.50%) of each of the JOHCM Emerging Markets Small Mid Cap Equity Fund’s and the JOHCM US Small Mid Cap Equity Fund’s average daily net assets attributable to Class III Shares.

How to Redeem Shares

You may redeem all or part of your investment in the Funds on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

Additional Purchase and Redemption Information

Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, each Fund reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the Funds will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust. The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
D’Ray Moore Rice Year of Birth: 1959	Trustee	Indefinite/ July, 2011 to present	Independent Trustee, Diamond Hill Funds, 2007 to present; Chairperson, Diamond Hill Funds 2014 to present	13	Diamond Hill Funds

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Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/ July, 2011 to present	President, Vadar Capital LLC, 2008 to present	13

Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/ July, 2011 to present	Retired; President and CEO of the Ohio Bankers League 1991 to 2013; Independent Trustee, Boston Trust & Walden Funds 1992 to present; Independent Trustee, Coventry Funds Trust, 1997 to 2014	13	Boston Trust & Walden Funds and Coventry Funds Trust

[1]	The mailing address of each Trustee is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.
[2]	The Trust consists of the various series of the Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Foreside Financial Group, LLC, 2016 to present, Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008 to 2016; Secretary and General Counsel, BHIL Distributors, Inc., 2008 to 2016	13	None

Daniel P. Houlihan[3] Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present	13	None

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Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/ July 2014 to present	Director, Carne Global Financial Services, Inc., 2013 to present; Director of JOHCM (USA) Inc., 2014 to present; Independent Trustee, Manager Directed Portfolios, 2016-present; Independent Trustee, XAI Alternative Registered Trust, 2016 to present; Adviser, Wanzenburg Partners LLC, 2012 to 2013; Chief Operating Officer and Chief Financial Officer, Aurora Investment Management, 2010 to 2012	N/A	N/A

Rita Tholt[4] Year of Birth: 1960	Chief Compliance Officer	Indefinite/ December 2016 to present	Director, Foreside Financial Group, LLC, 2016 to present; Chief Compliance Officer, Tributary Funds, Inc., 2016 to present; Director, Beacon Hill Fund Services, Inc., 2015 to 2016; Chief Compliance Officer, Nationwide Investment Advisors, LLC, 2012-2015	N/A	N/A

Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present, Director, Beacon Hill Fund Services, Inc. 2009 to 2016	N/A	N/A

Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July 2011 to present	Fund Principal Financial Officer, Foreside Financial Group, LLC, 2016 to present, Director, Beacon Hill Fund Services, Inc. 2008 to 2016	N/A	N/A

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Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Dana Gentile Year of Birth: 1962	Secretary	Indefinite/ December 2013 to present	Managing Director, Foreside Financial Group, LLC, 2016 to present, Managing Director, Beacon Hill Fund Services, Inc., 2016; Director, Beacon Hill Fund Services, Inc., 2013 to 2016; Senior Vice President Citi Fund Services Ohio, Inc., 2007 to 2013	N/A	N/A

Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December 2012 to present	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each officer is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.
[2]	The Trust consists of the various series of the Trust.
[3]	On March 10, 2016 the Board appointed Mr. Houlihan to the Board of Trustees.
[4]	On December 13, 2016, the Board appointed Ms. Tholt as Chief Compliance Officer of the Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2016 in the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust[1] Overseen by Trustee
Dina A. Tantra	None	None
D’Ray Moore Rice	$50,001-$100,000	$50,001-$100,000
Daniel P. Houlihan[2]	None	None
Peter B. Cherecwich[3]	None	None
Steven R. Sutermeister	$10,001-$50,000	$50,001-$100,000
Michael M. Van Buskirk	$10,001-$50,000	$50,001-$100,000

[1]	The Trust consists of the various series of the Trust.
[2]	On March 10, 2016, the Board appointed Mr. Houlihan to the Board of Trustees.
[3]	Mr. Cherecwich resigned from the Board of Trustees on March 10, 2016.

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2016 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust[1]
Dina A. Tantra	$0	$0
D’Ray Moore Rice	$14,375	$40,500

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Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust[1]
Daniel P. Houlihan[2]	$0	$0
Peter B. Cherecwich[3]	$0	$0
Steven R. Sutermeister	$14,375	$40,500
Michael M. Van Buskirk	$14,375	$40,500

[1]	The Trust consists of the various series of the Trust.
[2]	On March 10, 2016 the Board appointed Mr. Houlihan to the Board of Trustees.
[3]	Mr. Cherecwich resigned from the Board of Trustees on March 10, 2016.

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Michael M. Van Buskirk, who is an independent Trustee. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board reviews quarterly reports from the investment advisers providing management services to the Funds, as well as quarterly reports from the Chief Compliance Officer and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. The Board reviews its structure and the structure of its committees annually.

The Trustees have delegated day-to-day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure and the structure of its committees. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”).

All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer (“CCO”) and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year.

The Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees and reviews committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust

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at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Committee holds at least one regularly scheduled meeting each fiscal year. All of the independent Trustees are members of the Committee.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by Fund Management. The Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing each Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Trust. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Dina A. Tantra has more than 20 years of legal and compliance industry experience. Ms. Tantra’s experience includes leadership and management roles within the financial services industry working with investment advisers, broker-dealers and financial products, with particular expertise in mutual fund distribution, servicing and governance. She has held various senior leadership positions in the legal, compliance and governance areas and has experience overseeing a staff of legal, finance and compliance experts.

D’Ray Moore Rice has worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring to the Trust a unique perspective on service provider oversight. Ms. Rice’s experience also includes serving as Chairperson and independent trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

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Steven R. Sutermeister has over 35 years of experience in the financial services industry (with significant experience in the mutual fund industry), including more than 25 years in management, executive management and board experience at other financial institutions. His experience as the Chief Investment Officer of a life insurance company, Director and President of a mutual fund complex, and Director and Audit Committee Chair of a public bank holding company allows him to bring seasoned perspective, insight, and financial acumen into issues and strategies related to the Trust including regulatory relationships, investment risks, and enterprise risk management.

Michael M. Van Buskirk is the former President and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Prior to joining the Ohio Bankers League, Mr. Van Buskirk was a senior executive of a major financial services company. Mr. Van Buskirk’s experience also includes 25 years of service as an independent trustee for other mutual funds. He has extensive knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under which the Trust operates.

Daniel P. Houlihan has more than 26 years’ experience in the investment management industry. Mr. Houlihan is currently the Executive Vice President and North American Head of Northern Trust’s Global Fund Services (GFS) segment, responsible for servicing the firm’s North American asset management clients. Mr. Houlihan joined Northern Trust in 2008 as the Global Head of Product and Strategy for Northern Trust’s Investment Operations Outsourcing business. He also serves as Chairman of the Board of the National Investment Company Service Association (NICSA). Prior to joining Northern Trust, Mr. Houlihan spent 19 years in numerous leadership positions for investment management, technology, and service companies. Among these, he was President of Citisoft, Inc. where he was responsible for executing their strategy for North America.

CODE OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Funds at 866-260-9549 (toll free) or 312-557-5913.

DISTRIBUTION

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to Class I, Class II and Class III shares, which permits each Fund, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plan, the Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Class I Shares, twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Class II Shares, and, with respect to the JOHCM US Small Mid Cap Equity Fund and the JOHCM Emerging Markets Small Mid Cap Equity Fund, at an annual rate of up to 0.50% of the average daily net assets of the Class III shares. In addition, the Fund may pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class III shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

The Plan has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related

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agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

Financial Intermediaries

The Funds may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. The Funds will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which a Fund pays the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with BHIL Distributors, LLC (“Distributor”). The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Funds, the amount the Funds will receive as proceeds from such sales, or the amount of other expenses paid by the Funds.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

For the year ended December 31, 2016, the following broker-dealers offering shares of the Funds, and/or their respective affiliates, received additional cash compensation or similar distribution related payments from the Adviser for providing marketing and program support, administrative services, and/or other services as described above:

National Financial Services LLC

Charles Schwab & Co.

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Pershing LLC

Wells Fargo Bank, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

TD Ameritrade, Inc.

Goldman Sachs & Co.

GWFS Equities, Inc.

UBS Financial Services, Inc.

LPL Financial LLC

US Bank

RBC Capital Markets

T Rowe Price

In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or its affiliates.

The Adviser and its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of December 31, 2016, the following persons owned of record 5% or more of a class of each Fund’s outstanding shares. Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.

JOHCM Emerging Markets Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
MAC CO A C CQOF3005002 ATTN MUTUAL FUND OPS ROOM 151-1010 500 GRANT STREET PITTSBURGH, PA 15219	35.26%	THE NORTHERN TRUST COMPANY CUST FBO UNIVERSITY OF SAN DIEGO A/C 2646728 PO BOX 92956 CHICAGO, IL 60675	10.89%

THE SEALY AND SMITH FOUNDATION 2200 MARKET ST STE 500 GALVESTON, TX 77550	29.82%	PUNAHOU SCHOOL ATTN JOHN D FIELD JR 1601 PUNAHOU ST HONOLULU, HI 96822	6.90%

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JOHCM Emerging Markets Opportunities Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	47.99%	NFS LLC FEBO PITCAIRN TRUST CO 165 TOWNSHIP LINE RD JENKINTOWN, PA 19046	24.13%

JOHCM Emerging Markets Opportunities Fund – Class II Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY AC FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	57.73%	J O HAMBRO CAPITAL MANAGEMENT LIMITED RYDER COURT, GROUND FLOOR 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	7.57%

LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO, CA 92150	13.14%	NFS LLC FEBO FMTC TTEE FBO RANDY P HEMANN OLMSTED MED CENTER 1904 SUMMIT DR ROCHESTER, MN 55906	5.74%

JOHCM Global Equity Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
NFS LLC FEBO THE NORTHERN TRUST COMPANY FBO A C – 2637335 PO BOX 92956 CHICAGO, IL 60675	21.09%	SEI PRIVATE TRUST COMPANY C O HARRIS BANK ID 940 ATTN MUTUAL FUND ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	6.97%

NFS LLC FEBO THE NORTHERN TRUST COMPANY FBO A C – 4467825 PO BOX 92956 CHICAGO, IL 60675	14.43%	NFS LLC FEBO THE NORTHERN TRUST COMPANY FBO A C – 2672684 PO BOX 92956 CHICAGO, IL 60675	5.35%

JOHCM Global Equity Fund – Class I Shares

Shareholder Name, Address	% Ownership
CHARLES SCHWAB AND CO INC SPECIAL CUSTODY A C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	72.23%

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JOHCM International Select Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB AND CO INC SPECIAL CUSTODY A C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	34.71%	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	9.17%

JOHCM International Select Fund – Class II Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO, CA 92150	16.02%	NFS LLC FEBO STATE STREET BANK CUST SAI INTERNATIONAL FUND BRETT LEAR LCC 2 AVENUE DE LAFAYETTE 6FL SS39 BOSTON, MA 02111	5.41%

CHARLES SCHWAB AND CO INC SPECIAL CUSTODY A C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94101	8.21%

JOHCM International Small Cap Equity Fund – Institutional Class

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	32.17%	SEI PRIVATE TRUST COMPANY C O STATE STREET BANK ID571 ATTN MUTUAL FUND ADMIN ONE FREEDOM VALLEY DRIVE OAKS, PA 19456	5.38%

J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON, SW1Y6QB, UNITED KINGDOM	10.13%	CURRIE CO C O FIDUCIARY TRUST CO INT L CHURCH STREET STATION PO BOX 3199 NY, NY 10008	5.23%

SEI PRIVATE TRUST COMPANY C O MELLON BANK ID225 ATTN MUTUAL FUND ADMIN 1 FREEDOM VALLEY DRIVE OAKS, PA 19456	6.35%

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JOHCM International Small Cap Equity Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	80.90%	TD AMERITRADE INC FEBO OUR CLIENTS P O BOX 2226 OMAHA, NE 68103	9.93%

JOHCM International Small Cap Equity Fund – Class II Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY AC FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	33.30%	NFS LLC FEBO FREDERICK S CARR JR STEPHEN EMERY C ARR TTEE FREDERICK S CARR REVOCABLE TRU U A 2 23 90 213 BRATTLE ST CAMBRIDGE, MA 02138	6.53%

NFS LLC FEBO FMT CO CUST IRA ROLLOVER FBO GEORGE A ANTONAK PO BOX 267 MORRISVILLE, PA 19067	11.50%

JOHCM Asia Ex-Japan Equity Fund – Institutional Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
INTERNATIONAL EQUITY FUND LLC PO BOX 419580 MAIL DROP 323 KANSAS CITY, MO 64141	30.56%	TRINITY UNIVERSITY ONE TRINITY PLACE SAN ANTONIO, TX 78212	7.39%

THE COMMONFUND FOR NONPROFIT ORG C/O COMMONFUND ASSET MANAGEMENT COMPANY ATTN RYAN DRISCOLL 15 OLD DANBURY ROAD WILTON. CT 06897	18.48%	COMMONFUND INSTITUTIONAL MULTI-STRATEGY C/O COMMONFUND ASSET MANAGEMENT COMPANY ATTN RYAN DRISCOLL 15 OLD DANBURY ROAD WILTON, CT 06897	5.31%

HALL FAMILY FOUNDATION PO BOX 419580 MD # 323 KANSAS CITY. MO 64141	8.84%

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JOHCM Asia Ex-Japan Equity Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	50.66%	UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD ATTN DEPARTMENT MANAGER WEEHAWKEN, NJ 07086	5.86%

JOHCM Asia Ex-Japan Equity Fund – Class II Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	43.35%	CHARLES SCHWAB AND CO INC SPECIAL CUSTODY A C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	14.95%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY, NJ 07399	39.52%

JOHCM US Small Mid Cap Equity Fund – Institutional Shares

Shareholder Name, Address	% Ownership
J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	100.00%

JOHCM US Small Mid Cap Equity Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	62.72%	NFS LLC FEBO STEPHEN J BILO 200 DEBAPTISTE LN WEST CHESTER, PA 19382	37.22%

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JOHCM Emerging Markets Small Mid Cap Equity Fund – Institutional Shares

Shareholder Name, Address	% Ownership
J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	100.00%

JOHCM Emerging Markets Small Mid Cap Equity Fund – Class I Shares

Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
NFS LLC FEBO KKC PARTNERS LLC KRISHNA CHAUHAN 14431 MANORBIER LN SUGAR LAND, TX 77498	49.86%	NFS LLC FEBO NFS FMTC IRA FBO FRANCIS X MCCONVILLE 6 INTERVALE RD WORCESTER, MA 01602	13.23%

CHARLES SCHWAB & CO INC SPECIAL CUSTODYA/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO, CA 94104	24.93%	J O HAMBRO CAPITAL MANAGEMENT LIMITED GROUND FLOOR RYDER COURT 14 RYDER STREET LONDON SW1Y6QB, UNITED KINGDOM	11.99%

JOHCM International Opportunities Fund – Institutional Shares

Shareholder Name, Address	% Ownership
JO Hambro Capital Management Limited Ryder Court, Ground Floor, 14 Ryder Street London SW1Y6QB, United Kingdom	100.00%

Management Ownership

As of December 31, 2016 the Trustees or officers of the Trust owned less than 1% of all classes of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

J O Hambro Capital Management Limited (the “Adviser” or “JOHCM”) serves as the investment adviser to the Funds. The Adviser’s principal place of business is Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom. As Adviser, JOHCM makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of December 31, 2016, JOHCM had approximately $31.5 billion in assets under management and advisement.

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Under the terms of the Trust’s management agreement with the Adviser (“Management Agreement”), the Adviser subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for management services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
JOHCM Emerging Markets Opportunities Fund	1.05%
JOHCM Global Equity Fund	0.95%
JOHCM International Select Fund	0.89%
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Asia Ex-Japan Equity Fund	1.09%
JOHCM Emerging Markets Small Mid Cap Equity Fund	1.30%
JOHCM US Small Mid Cap Equity Fund	0.85%
JOHCM International Opportunities Fund	0.75%

For fiscal years ended September 30, 2016, September 30, 2015 and September 30, 2014, the Funds paid the Adviser the following investment management fees pursuant to the Management Agreement:

	Fiscal Year Ended September 30, 2016			Fiscal Year Ended September 30, 2015			Fiscal Year Ended September 30, 2014
Fund	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$1,018,993	$138	$—	$835,640	$71,008	$—	$519,146	$131,240
JOHCM Global Equity Fund	$3,091,572	$72,465	$—	$1,914,433	$63,544	$—	$439,353	$180,549
JOHCM International Select Fund	$30,607,001	$10,607	$—	$19,943,150	$31,610	$275,044	$8,191,885	$275,044
JOHCM International Small Cap Equity Fund	$1,244,184	$38,646	$—	$1,174,773	$46,544	$—	$575,521	$176,280
JOHCM Asia Ex-Japan Equity Fund	$2,654,226	$55,129	$—	$1,047,133	$91,967	$—	$97,397	$120,745
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$71,053	$160,453	$—	$57,777	$134,334	$—	N/A	N/A
JOHCM US Small Mid Cap Equity Fund[2]	$43,485	$19,823	$—	$40,927	$143,160	$—	N/A	N/A
JOHCM International Opportunities Fund[3]	$41	783	$—	N/A	N/A	N/A	N/A	N/A

[1]	Fund commenced operations on December 17, 2014.
[2]	Fund commenced operations on October 31, 2014.
[3]	Fund commenced operations on September 29, 2016.

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The balances of recoverable expenses to JOHCM by Fund at September 30, 2016 were as follows:

For the:	Expiring	Asia Ex-Japan Fund	Emerging Markets Fund	Emerging Markets Small Mid Cap Fund	Global Equity Fund	International Select Fund	International Small Cap Fund	US Small Mid Cap Fund	International Opportunities Fund
Year Ended September 30, 2014	September 30, 2017	$120,745	$131,240	$—	$180,549	$—	$176,280	$—	$—
Year ended September 30, 2015	September 30, 2018	$91,967	$71,008	$134,334	$63,544	$31,610	$46,544	$143,160	$—
Year ended September 30, 2016	September 30, 2019	$55,129	$138	$160,453	$72,465	$10,607	$38,646	$19,823	$783
Balances of Recoverable Expenses to the Adviser		$267,841	$202,386	$294,787	$316,558	$42,217	$261,470	$162,983	$783

For fiscal years ended September 30, 2016, September 30, 2015 and September 30, 2014, the Adviser paid the Sub-Adviser the following investment management fees pursuant to the Management Agreement:

Fund	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2015		Fiscal Year Ended September 30, 2014
Fund	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM International Small Cap Equity Fund	$1,244,184	$38,646	$1,174,773	$46,544	$575,521	$176,280
JOHCM US Small Mid Cap Equity Fund[1]	$43,485	$19,823	$40,927	$143,160	N/A	N/A

[1]	Fund commenced operations on October 31, 2014.

The Management Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the prospectus of each Fund until January 28, 2018. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Management Agreement.

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The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

Each of the JOHCM Emerging Markets Opportunity Fund, JOHCM Global Equity Fund and JOHCM International Select Fund commenced operations in the Advisers Investment Trust on November 18, 2013, upon the reorganization of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each a “Predecessor Fund” and collectively the “Predecessor Funds”), each a series of the Scotia Institutional Trust (formerly DundeeWealth Trust), into the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each an “Successor Acquiring Fund” and collectively the “Acquiring Funds”), respectively, each a newly-created series of Advisers Investment Trust (“AIT”). Scotia Institutional Investments US, LP (“SII”) (formerly DundeeWealth US, LP) served as the adviser to the Predecessor Funds with JOHCM serving as the sub-adviser to the Predecessor Funds. With the reorganization, the Successor Funds assumed the financial and performance history of the corresponding Predecessor Fund.

For the fiscal years ending September 30, 2014, the Predecessor Funds paid SII investment management fees as follows:

Fund	Fiscal Year Ended September 30, 2014
	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$2,217	$21,282
JOHCM Global Equity Fund	$18,433	$14,888
JOHCM International Select Fund	$729,459	N/A

For the fiscal years ended September 30, 2014, SII, investment adviser to the Predecessor Funds, paid JOHCM, as the sub-Adviser to the Predecessor Funds, investment management fees for the following fiscal periods:

Fund	Fiscal Year Ended September 30, 2014
	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$1,478	$0
JOHCM Global Equity Fund	$10,672	$0
JOHCM International Select Fund	$534,248	$0

Investment Sub-Adviser

JOHCM (USA) Inc. (the “Sub-Adviser” or “JOHCM USA”), located at 53 State Street, 13th Floor, Boston, MA 02109, serves as the Sub-Adviser to the JOHCM International Small Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund. For its services to the Funds, JOHCM USA receives a fee from the Adviser, computed and accrued daily and paid monthly at an annual rate of 1.05% of the JOHCM International Small Cap Equity Fund’s average daily net assets and 0.85% of the JOHCM US Small Mid Cap Equity Fund’s average daily net assets.

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The Sub-Adviser is responsible for the investment management of the Fund’s assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion.

The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others.

The Sub-Adviser also furnishes to the Boards of Trustees of the Trust, which have overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the relevant Fund.

Portfolio Manager Holdings

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers, the principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments as of December 31, 2016.

Individual	Title		Dollar Range of Shares in the Funds
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Senior Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Senior Fund Manager	X
Robert Cresci	Senior Fund Manager					X
Emery Brewer	Senior Fund Manager	X
Dr. Ivo Kovachev	Senior Fund Manager	X
Stephen Lew	Fund Manager	X
Thorsten Becker	Senior Fund Manager	X
Arun Daniel	Senior Fund Manager	X
Vincent Rivers	Senior Fund Manager	X
Ben Leyland	Senior Fund Manager	X
Robert Lancastle	Fund Manager	X
Dina Tantra	President	X
Rita Tholt	Chief Compliance Officer	X
Scott Craven Jones	Risk Officer	X
Dana Gentile	Secretary	X
Troy Sheets	Treasurer	X
Trent Statczar	Assistant Treasurer	X
Barbara Nelligan	Vice President	X

Please note that, as non-U.S. residents, Christopher J.D. Lees, James Syme, Paul Wimborne, Emery Brewer, Ivo Kovachev, Ben Leyland and Robert Lancastle are unable to invest directly in the Funds, although they do have exposure to the strategy through another one of the Adviser’s investment vehicles.

Other Portfolio Manager Information

The portfolio managers are also responsible for managing other account portfolios in addition to the respective Fund that they manage.

A portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other

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accounts, on the other. The side-by-side management of a Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by the same portfolio manager may compensate the Adviser based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for the Adviser to favor higher-fee-paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. The Adviser has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for the Funds are also appropriate investments for other investment accounts managed by the Adviser. When a decision is made to buy or sell a security by a Fund and one or more of the other accounts, the adviser may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, the Adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Adviser has implemented specific policies and procedures to address any potential conflicts.

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of December 31, 2016.

Christopher J.D. Lees, Senior Portfolio Manager, JOHCM Global Equity Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$4,714.7M	$0
Other Pooled Investment Vehicles	2	2	$3,539.9M	$3,539.9M
Other Accounts	6	0	$3,106.6M	$0
Total	10	2	$11,361.2M	$3,539.9M

Nudgem Richyal, Senior Portfolio Manager, JOHCM Global Equity Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	$4,714.7M	$0
Other Pooled Investment Vehicles	2	2	$3,539.9M	$3,539.9M
Other Accounts	7	0	$3,125.4M	$0
Total	11	2	$11,379.9M	$3,539.9M

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James Syme, Senior Portfolio Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$141.6M	$0
Other Pooled Investment Vehicles	2	2	$596.7M	$596.7M
Other Accounts	2	0	$252.8M	$0
Total	5	2	$991.1M	$596.7M

Paul Wimborne, Portfolio Manager, JOHCM Emerging Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$141.6M	$0
Other Pooled Investment Vehicles	2	2	$596.7M	$596.7M
Other Accounts	2	0	$252.8M	$0
Total	5	2	$991.1M	$596.7M

Robert Cresci, Senior Portfolio Manager, JOHCM International Small Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$119.9M	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
Total	1	0	$119.9M	$0

Emery Brewer, Senior Portfolio Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.3M	$0
Other Pooled Investment Vehicles	1	1	$31.8M	$31.8M
Other Accounts	9	1	$1,508.3M	$131.8M
Total	11	2	$1,546.3M	$163.6M

Dr. Ivo Kovachev, Senior Portfolio Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.3M	$0
Other Pooled Investment Vehicles	1	1	$31.8M	$31.8M
Other Accounts	9	1	$1,508.3M	$131.8M
Total	11	2	$1,546.3M	$163.6M

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Stephen Lew, Senior Portfolio Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.3M	$0
Other Pooled Investment Vehicles	1	1	$31.8M	$31.8M
Other Accounts	9	1	$1,508.3M	$131.8M
Total	11	2	$1,546.3M	$163.6M

Thorsten Becker, Senior Portfolio Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Typ	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$5.5M	$0
Other Pooled Investment Vehicles	3	3	$19.7M	$19.7M
Other Accounts	0	0	$0	$0
Total	4	3	$25.2M	$19.7M

Arun Daniel, Senior Portfolio Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$5.5M	$0
Other Pooled Investment Vehicles	3	3	$19.7M	$19.7M
Other Accounts	0	0	$0	$0
Total	4	3	$25.2M	$19.7M

Vincent Rivers, Senior Portfolio Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$5.5M	$0
Other Pooled Investment Vehicles	3	3	$19.7M	$19.7M
Other Accounts	0	0	$0	$0
Total	4	3	$25.2M	$19.7M

Ben Leyland, Senior Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$2.0M	$0
Other Pooled Investment Vehicles	1	1	$361.8M	$361.8M
Other Accounts	1	0	$56.6M	$0
Total	3	1	$420.4M	$361.8M

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Robert Lancastle, Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$2.0M	$0
Other Pooled Investment Vehicles	1	1	$361.8M	$361.8M
Other Accounts	1	0	$56.6M	$0
Total	3	1	$420.4M	$361.8M

Portfolio Manager Compensation

The Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers’ compensation consists of a combination of some or all of the following: a base salary, a revenue share (proportion of the management fee generated as well as performance fees earned by the firm from the non-U.S. mutual fund portfolios they manage, and equity interest in the firm.

Fund Services

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian and Fund Accounting Agent. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent and Administrator are paid by the Funds.

For fiscal years ended September 30, 2016 and September 30, 2015, the Funds paid the Administrator the following fees pursuant to these agreements:

Fund	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2015		Fiscal Year Ended September 30, 2014
	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$126,090	$21,756	$162,216	$1,862	$125,330	N/A
JOHCM Global Equity Fund	$295,719	$—	$156,329	$0	$139,957	N/A
JOHCM International Select Fund	$2,346,036	$—	$1,750,735	$0	$841,477	N/A
JOHCM International Small Cap Equity Fund	$153,711	$7,893	$140,318	$1,113	$153,598	N/A
JOHCM Asia Ex-Japan Equity Fund	$366,492	$—	$144,514	$0	$69,998	N/A
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$156,137	$8,552	$114,131	$1,958	N/A	N/A
JOHCM US Small Mid Cap Equity Fund[2]	$134,676	$120,808	$122,794	$10,126	N/A	N/A
JOHCM International Opportunities Fund[3]	$3,503	$3,134	N/A	N/A	N/A	N/A

[1]	Fund commenced operations on December 17, 2014.
[2]	Fund commenced operations on October 31, 2014.
[3]	Fund commenced operations on September 29, 2016

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For the fiscal years ended September 30, 2014 the former administrator of the Predecessor Funds, BNY Mellon Investment Servicing (US) Inc., received the following fees for services to the Predecessor Funds:

Fund	Fiscal Year Ended September 30, 2014
JOHCM Emerging Markets Opportunities Fund[1]	$15,830
JOHCM Global Equity Fund	$14,238
JOHCM International Select Fund	$81,900

Effective August 1, 2016, Foreside Management Services, LLC (“Foreside”), through an assignment from Beacon Hill Fund Service, Inc. (“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. Foreside is located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230 provides compliance services, financial controls services and business management and governance services for the Fund. Services are provided to the Fund pursuant to written agreement between the Fund and Foreside (and previously Beacon Hill). The fees are paid by the Funds.

For fiscal years ended September 30, 2016 and September 30, 2015, the Funds paid to Foreside and Beacon Hill the following fees pursuant to this agreement:

Fund	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2015		Fiscal Year Ended September 30, 2014
	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$27,914	$374	$28,346	$147	$23,116	$255
JOHCM Global Equity Fund	$93,991	$1,284	$68,216	$244	$22,512	$1,470
JOHCM International Select Fund	$995,109	$—	$752,501	N/A	$472,493	N/A
JOHCM International Small Cap Equity Fund	$34,445	$18,135	$38,738	$3,316	$51,546	$27,044
JOHCM Asia Ex-Japan Equity Fund	$70,086	$1,448	$31,905	$675	$3,868	N/A
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$1,585	$2,350	$1,304	$48	N/A	N/A
JOHCM US Small Mid Cap Equity Fund[2]	$1,486	$4	$1,484	$1	N/A	N/A
JOHCM International Opportunities Fund[3]	$1	$—	N/A	N/A	N/A	N/A

[1]	Fund commenced operations on December 17, 2014.
[2]	Fund commenced operations on October 31, 2014.
[3]	Fund commenced operations on September 29, 2016.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the JOHCM Funds and Carne, including providing the Risk Officer to the JOHCM Funds to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The fees are paid by the Funds.

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For fiscal years ended September 30, 2016 and September 30, 2015, the Funds paid Carne the following fees pursuant to this agreement:

	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2015		Fiscal Year Ended September 30, 2014
Fund	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	$1,442	N/A	$2,860	N/A	$880	N/A
JOHCM Global Equity Fund	$5,089	N/A	$4,848	N/A	$784	N/A
JOHCM International Select Fund	$57,553	N/A	$54,145	N/A	$12,453	N/A
JOHCM International Small Cap Equity Fund	$2,154	N/A	$3,426	N/A	$964	N/A
JOHCM Asia Ex-Japan Equity Fund	$3,575	N/A	$1,973	N/A	$419	N/A
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$96	N/A	$128	N/A	N/A	N/A
JOHCM US Small Mid Cap Equity Fund[2]	$91	N/A	$121	N/A	N/A	N/A
JOHCM International Opportunities Fund[3]	$—	N/A	N/A	N/A	N/A	N/A

[1]	Fund commenced operations on December 17, 2014.
[2]	Fund commenced operations on October 31, 2014.
[3]	Fund commenced operations on September 29, 2016.

Distributor

BHIL Distributors, LLC (“Distributor”), a subsidiary of Foreside Financial Group, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining each Funds’ investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

Independent Registered Public Accounting Firm

The firm of PricewaterhouseCoopers LLP, One North Wacker, Chicago, Illinois 60606, has been selected as independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2017 in accordance with the requirements of the 1940 Act and the rules thereunder. PricewaterhouseCoopers LLP will perform an annual audit of the Funds’ financial statements and provides audit and tax services.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for a Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of each Fund’s circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing each Fund with “best execution.”

In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Funds. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

For fiscal years ended September 30, 2016 and September 30, 2015, the Funds paid the following brokerage commissions:

Fund	Fiscal Year Ended September 30, 2016	Fiscal Year Ended September 30, 2015	Fiscal Year Ended September 30, 2014
JOHCM Emerging Markets Opportunities Fund	$133,122	$117,294	$111,345
JOHCM Global Equity Fund	$546,710	$355,940	$93,843
JOHCM International Select Fund	$4,885,506	$3,359,280	$1,682,734
JOHCM International Small Cap Equity Fund	$98,204	$106,855	$105,736
JOHCM Asia Ex-Japan Equity Fund	$252,827	$256,360	$49,679
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$18,507	$18,708	N/A
JOHCM US Small Mid Cap Equity Fund[2]	$3,865	$7,035	N/A
JOHCM International Opportunities Fund[3]	$1,764	N/A	N/A

[1]	Fund commenced operations on December 17, 2014
[2]	Fund commenced operations on October 31, 2014.
[3]	Fund commenced operations on September 29, 2016.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•	To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the Chief Compliance Officer (the “CCO”) or President of the Trust.

Monthly top ten holdings and active weightings for each Fund are available on its Funds website (www.johcm.com) 15 calendar days after each month-nd. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. To find the top ten holdings and active weightings for each Fund, click on the “JOHCM Funds”, then select the Fund, then click on “+” (expand button) to the right, then select “Asset Allocation”. The same information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913.

A complete listing of quarter-end portfolio holdings for each Fund is available on its Funds website (www.johcm.com) 15 calendar days after each quarter-end. To find the quarter end portfolio holdings for each Fund, click on the “JOHCM Funds”, then select the Fund, then click on “+” (expand button) to the right, then select “Fund Material”. The same information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. The Funds also disclose portfolio holdings quarterly, and in the annual and semi-annual shareholder reports, as well as in Form N-Q filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds and its service providers, are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Trust’s CCO or President. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released

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on an ad hoc or special basis. Additionally, the Adviser and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ service providers contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of each Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”) except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated (as defined in each Fund’s prospectus).

Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies.

Fixed-income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.

In the event an approved pricing service is unable to provide a readily available quotation, the security may be priced by an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fund’s Fair Value Committee (“FVC”).

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Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using procedures approved by the Board of Trustees.

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees (the “Board”).

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

TAX CONSEQUENCES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Funds. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

Each Fund intends to distribute substantially all of their net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not

43

greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

As a regulated investment company, each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Funds.

Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.

Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20% and may be subject to an additional 3.8% Medicare tax as discussed below. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

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Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a Fund may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders should consult their tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal tax purposes.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2015 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2017. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

For federal income tax purposes, a Fund is permitted to carry forward net long-term and short-term capital losses realized in a taxable year to offset its own capital gains, if any, in years following the year of the loss. As

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of the end of tax year ended September 30, 2016, the Funds had short-term capital loss carry forwards (“CLCFs”) as summarized in the table below, for federal income tax purposes, which may be carried forward indefinitely.

Fund	Amount
	Short-term	Long-term
JOHCM Asia Ex-Japan Fund	$1,810,037	$421,831
JOHCM Global Equity Fund	$19,849,025	$—
JOHCM International Select Fund	$113,721,525	$—
JOHCM International Small Cap Equity Fund	$573,629	$—

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.

The Adviser’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how each Fund votes proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Annual Report to Shareholders of the Funds, for the fiscal period ended September 30, 2016 are incorporated herein by reference. The Funds will provide the Annual Report without charge at written request or request by telephone.

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APPENDIX A

JO Hambro Capital Management Limited

Proxy Voting Policy and Procedures

JOHCM may have the authority from time to time to vote the proxies of its clients. We consider it to be of paramount importance when assessing proxy voting responsibilities on behalf of its Funds and separate client accounts to recognize the fiduciary responsibility we assume in acting as investment manager. In all cases we exercise our proxy voting obligations with a view of enhancing clients’ long term investment values. We believe that this long term value is enhanced by good corporate governance at underlying portfolio companies.

JOHCM has established procedures to ensure that all proxies that are received are properly distributed and voted in a timely manner. Custodian platforms are reviewed by our Operations team on a daily basis and they then provide relevant fund managers with details of upcoming votes requesting a voting decision by the relevant deadline.

JOHCM has engaged Risk Metrics Voting Services and Risk Metrics Proxy Advisory Services to facilitate our voting and engagement activities. Our fund managers review all Annual General Meeting (AGM) and Extraordinary General Meeting (EGM) agendas prior to voting. Where Risk Metrics’ research highlights issues which do not represent best practice, JOHCM’s Investment Director will discuss the issues with the relevant fund manager before agreeing a course of action.

Further, our fund managers often pursue specific issues directly with company management and will escalate governance and strategy concerns with the Senior Independent Director or company Chairman when shareholder value and shareholders’ rights are being infringed, using the UK Corporate Governance Code as their guide and applying the same principles to non-UK holdings.

Our fund managers act with other investors where appropriate.

Where Risk Metrics’ research indicates that company proposals do not contravene international governance best practice, we vote with management.

Should a conflict of interest arise between the Investment Adviser’s interests and those of a client, JOHCM will arrange a discussion with such client to review the proxy voting materials and the conflict and will obtain the client’s consent before voting. If the Investment Adviser is not able to obtain the client’s consent, JOHCM shall take reasonable steps to ensure and must be able to demonstrate that those steps resulted in a decision to vote the proxies in the best interests of the client.

Once the proxy has been voted, it will be recorded and sorted. These records will contain the proxy statements received on behalf of the client, any documents prepared by the fund manager that were material to making a decision on how to vote or that memorialized the basis for the decision and records of the client’s request for proxy voting information and any written response. All proxy records shall be maintained for a minimum period of 5 years.

Existing and prospective clients may obtain a copy of these Proxy Voting Guidelines by contacting J O Hambro Capital Management Limited., Compliance Department, Ryder Court, 14 Ryder Street, London, United Kingdom, SW1Y 6QB. Existing clients may obtain a record of their actual proxy votes by contacting J O Hambro Capital Management Limited., Compliance Department, Ryder Court, 14 Ryder Street, London, United Kingdom, SW1Y 6QB as well.

A-1

PART C

OTHER INFORMATION

Item 28.	Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Copy of Amended and Restated Agreement and Declaration of Trust dated January 28, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 38 dated December 4, 2015, is hereby incorporated by reference.

(ii)	Copy of Amendment No. 1 dated June 18, 2015 to Registrant’s Amended and Restated Agreement and Declaration of Trust dated January 28, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 38 dated December 4, 2015, is hereby incorporated by reference.

(iii)	Copy of Amendment No. 2 dated September 9, 2015 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 38 dated December 4, 2015, is hereby incorporated by reference.

(iv)	Copy of Amendment No. 3 dated November 19, 2015 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 39 dated January 27, 2016, is hereby incorporated by reference.

(v)	Copy of Amendment No. 4 dated December 17, 2015 to Registrant’s Amended and Restated Agreement and Declaration of Trust which was filed as an Exhibit to Registrant’s Amendment No. 39 dated January 27, 2016, is hereby incorporated by reference.

(vi)	Copy of Amendment No. 5 dated June 16, 2016 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(vii)	Copy of Amendment No. 6 dated December 1, 2016 to Registrant’s Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 50 dated January 28, 2017, is hereby incorporated by reference.

(b) By-Laws.

(i)	Copy of Registrant’s Amended and Restated By-Laws, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 50 dated January 28, 2017, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Investment Advisory Contract between Registrant and J O Hambro Capital Management Limited, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(ii)	First Amendment to Investment Advisory Agreement between Registrant and J O Hambro Capital Management Limited, dated December 10, 2013 which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(iii)	First Amended Schedule A to Investment Advisory Contract between Registrant and J O Hambro Capital Management Limited for the JOHCM Asia ex-Japan Equity Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 dated March 25, 2014, is hereby incorporated by reference.

(iv)	Second Amended Schedule A to Investment Advisory Contract between Registrant and J O Hambro Capital Management Limited for the JOHCM Emerging Markets Small Mid Cap Equity Fund and

JOHCM US Small Mid Cap Equity Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(v)	Third Amended Schedule A to Investment Advisory Contract between Registrant and J O Hambro Capital Management Limited for the JOHCM International Opportunities Fund, which is filed herewith.

(vi)	Investment Sub-Advisory Contract and First Amendment to Appendix A between J O Hambro Capital Management Limited and JOHCM (USA) Inc., with respect to JOHCM International Small Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(e) Underwriting Contracts and Form of Distribution Agreement.

(i)	Distribution Agreement between Registrant, on behalf of the funds advised by J O Hambro Capital Management Limited and BHIL Distributors, LLC, dated July 31, 2016 which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(ii)	Distribution Services Agreement between J O Hambro Capital Management Limited and BHIL Distributors, LLC, dated July 31, 2016, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)	Custody Agreement between Registrant, on behalf of the JOHCM Funds, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 under the Securities Act of 1933 of Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(ii)	Addendum to the Custody Agreement dated December 10, 2013 between Registrant, on behalf of the JOHCM International Select Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Small Cap Equity Fund, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 33 dated January 28, 2015, is hereby incorporated by reference.

(iii)	First Amendment to the Custody Agreement dated March 11, 2014 between Registrant, on behalf of the JOHCM International Select Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Small Cap Equity Fund, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 33 dated January 28, 2015, is hereby incorporated by reference.

(iv)	First Amended Schedule B to the Custody Agreement dated March 11, 2014 between Registrant, on behalf of the JOHCM Asia Ex-Japan Equity Fund, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 dated March 25, 2014, is hereby incorporated by reference.

(v)	Addendum to the Custody Agreement dated March 11, 2014 between Registrant, on behalf of the JOHCM Asia Ex-Japan Equity Fund, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 33 dated January 28, 2015, is hereby incorporated by reference.

(vi)	Second Amended Schedule B to the Custody Agreement dated September 9, 2014 between Registrant, on behalf of the JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund, and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(vii)	Addendum to the Custody Agreement dated September 9, 2014 between Registrant, on behalf of the JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund,

and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(viii)	Addendum to the Custody Agreement dated August 1, 2016 between Registrant, on behalf the series managed by J O Hambro Capital Management Limited, and The Northern Trust Company which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(ix)	Third Amended Schedule B to the Custody Agreement dated September 14, 2016 between Registrant, on behalf of the JOHCM International Opportunities Fund, and The Northern Trust Company which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(x)	Addendum to Custody Agreement dated September 14, 2016 between Registrant, on behalf of the JOHCM International Opportunities Fund, and The Northern Trust Company which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(h) Other Material Contracts.

(i)	Amended and Restated Transfer Agency and Service Agreement between the Registrant, on behalf of the JOHCM Funds, and The Northern Trust Company dated December 14, 2016, which is filed herewith.

(ii)	Services Agreement for Trust and Regulatory Governance between Registrant, on behalf of the JOHCM Funds, and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(iii)	First Amended Schedule A to the Services Agreement dated March 11, 2014 to the Business Management and Governance Services Agreement between Registrant, on behalf of the JOHCM Asia ex-Japan Fund, and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 dated March 25, 2014, is hereby incorporated by reference.

(iv)	Second Amended Schedule A to the Services Agreement between Registrant, on behalf of the JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund, and Beacon Hill Fund Services, Inc., is which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(v)	Third Amended Schedule A dated June 16, 2016 to the Services Agreement between Registrant, on behalf of the JOHCM International Opportunities Fund, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(vi)	Consent to Assignment of Services Agreement between Registrant and Beacon Hill Fund Services, Inc. for the Assignment of the Services Agreement for Trust and Regulatory Governance between Registrant, on behalf of the JOHCM Funds, and Beacon Hill Fund Services, Inc., to Foreside Financial Group, LLC, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(vii)	Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the JOHCM Funds, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(viii)	First Amended Schedule A dated March 11, 2014 to the Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the JOHCM Asia ex-Japan Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 on March 25, 2014, is hereby incorporated by reference.

(ix)	Second Amended Schedule A dated September 9, 2014 to the Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(x)	Third Amended Schedule A to the Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the JOHCM International Opportunities Fund, which is filed herewith.

(xi)	Amended and Restated Fund Administration and Accounting Services Agreement between Registrant on behalf of the JOHCM Funds, and The Northern Trust Company dated December 14, 2016, which is filed herewith.

(xii)	Fund Risk Management and Oversight Services Agreement and First Amended Schedule A between Registrant and Carne Global Financial Services (US) LLC, on behalf of the JOHCM Funds, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(xiii)	Second Amended Schedule A dated September 14, 2016 to the Fund Risk Management and Oversight Agreement between Registrant and Carne Global Financial Services (US) LLC, on behalf of the JOHCM Funds, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(i) Legal Opinion and Consent.

(i)	Legal Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(ii)	Legal Consent is filed herewith.

(j) Other Opinions.

(i)	Auditor’s Consent is filed herewith.

k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.

(i)	Subscription Agreement between the Trust and the Initial Investor, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 dated September 7, 2011, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan:

(i)	Plan of Distribution Pursuant to Rule 12b-1 which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(ii)	Amended Plan of Distribution Pursuant to Rule 12b-1 dated June 18, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41 dated January 28, 2016, is hereby incorporated by reference.

(iii)	Amended Exhibit A to the Plan of Distribution Pursuant to Rule 12b-1 dated June 16, 2016, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(n) Rule 18f-3 Plan:

(i)	Rule 18f-3 Plan which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(ii)	Amended Multiple Class Plan Pursuant to Rule 18f-3 dated March 11, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20 under the Securities Act of 1933 on March 25, 2014, is hereby incorporated by reference.

(iii)	Amended Multiple Class Plan Pursuant to Rule 18f-3, dated September 9, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 24 dated October 20, 2014, is hereby incorporated by reference.

(iv)	Amended Multiple Class Plan Pursuant to Rule 18f-3, dated December 17, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41 dated January 28, 2016, is hereby incorporated by reference.

(v)	Amended Multiple Class Plan Pursuant to Rule 18f-3, dated June 16, 2016 which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics of the Registrant. Amended Registrant’s Code of Ethics dated June 10, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 22, dated August 11, 2014, is hereby incorporated by reference.

(ii)	Code of Ethics of the Adviser. JO Hambro Capital Management Limited Code of Ethics, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1 under the Securities Act of 1933 on Form N-14 dated August 30, 2013, is hereby incorporated by reference.

(iii)	Code of Ethics of the Distributor. Foreside Financial Group, LLC (parent company of BHIL Distributors, LLC) Code of Ethics, which was filed as an Exhibit to Registrant’s Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(q) Powers of Attorney.

(i)	Copy of the Powers of Attorney dated December 11, 2012, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 2 dated January 10, 2013, are hereby incorporated by reference.

(ii)	Copy of the Power of Attorney dated July 15, 2013, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 10 dated July 17, 2013, is hereby incorporated by reference.

(iii)	Copy of Power of Attorney of Daniel P. Houlihan dated March 16, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 50 dated January 28, 2017, is hereby incorporated by reference.

Item 29.	Control Persons. None.

Item 30.	Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Activities of Investment Adviser.

J O Hambro Capital Management Limited, Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-69614. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

JOHCM (USA) Inc., 53 State Street, 13th Floor, Boston, MA 02109, is registered as an investment adviser and is a wholly owned subsidiary of J O Hambro Capital Management Limited. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-78083. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32.	Principal Underwriter.

BHIL Distributors, LLC (the “Underwriter”), located at 3 Canal Plaza, Suite 100, Portland, ME 04101, is underwriter and distributor for the Registrant. As such, the Underwriter offers shares of the Funds only upon orders received therefor. The Funds continuously offer shares. The Underwriter is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Underwriter is a wholly-owned subsidiary of Foreside Financial Group, LLC.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

Diamond Hill Funds

Praxis Mutual Funds

Cook & Bynum Fund

Boston Trust and the Walden Funds

(b)	The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	3 Canal Plaza, Suite 100, Portland, Maine 04101	Manager/Director, President/Treasurer	None

Jennifer K. DiValerio	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312	Vice President	None

Mark A. Fairbanks	3 Canal Plaza, Suite 100, Portland, Maine 04101	Vice President	None

Jennifer E. Hoopes	3 Canal Plaza, Suite 100,	Secretary	None

Portland, Maine 04101

Susan K. Moscaritolo	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312	Vice President and Chief Compliance Officer	None

Weston Sommers	3 Canal Plaza, Suite 100, Portland, Maine 04101	Financial and Operations Principal	None

(c) Not applicable.

Item 33.	Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant, located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, and/or by the Registrant’s transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 LaSalle St., Chicago, IL 60603; the Registrant’s legal administration service provider, Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230; the Registrant’s distributor, BHIL Distributors, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; J O Hambro Capital Management Limited, Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom for certain records of the JOHCM Funds; and JOHCM (USA) Inc., 53 State Street, 13th Floor, Boston, MA 02109 for certain records of the JOHCM International Small Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund.

Item 34.	Management Services. Not applicable.

Item 35.	Undertakings. None

The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gahanna, State of Ohio, on the 27th day of January, 2017.

Advisers Investment Trust

By:	/s/ Dina A. Tantra
Dina A. Tantra, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dina A. Tantra	Trustee and President (Principal Executive Officer)	January 27, 2017
Dina A. Tantra

Daniel P. Houlihan	Trustee	January 27, 2017
Daniel P. Houlihan*

D’Ray Moore Rice	Trustee	January 27, 2017
D’Ray Moore Rice*

Steven R. Sutermeister	Trustee	January 27, 2017
Steven R. Sutermeister*

Michael M. Van Buskirk	Trustee	January 27, 2017
Michael M. Van Buskirk*

/s/ Troy A. Sheets	Treasurer (Principal Financial Officer)	January 27, 2017
Troy A. Sheets

By:	/s/ Dina A. Tantra
Dina A. Tantra, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

28.

1.	Third Amended Schedule A to the Investment Advisory Contract	Ex. 28.d.v

2.	Amended and Restated Transfer Agency and Service Agreement	Ex. 28.h.i.

3.	Third Amended Schedule A to the Expense Limitation Agreement	Ex. 28.h.x

4.	Amended and Restated Fund Administration and Accounting Services Agreement	Ex. 28.h.xi

5.	Legal Consent	Ex. 28.i.ii

6.	Auditor’s consent	Ex. 28.j